UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08200

BRIDGEWAY FUNDS, INC.

5615 Kirby Drive, Suite 518

Houston, Texas 77005-2448

Michael D. Mulcahy, President

Bridgeway Funds, Inc.

5615 Kirby Drive, Suite 518

Houston, Texas 77005-2448

(713) 661-3500

Date of fiscal year end: June 30

Date of reporting period: July 1, 2009 – September 30, 2009

Item 1.	Schedule of Investments.

Bridgeway Aggressive Investors 1 Fund

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS – 98.11%
	Airlines – 2.26%+
	AirTran Holdings, Inc.*	446,300	$2,789,375

	Automobiles – 0.94%
	Ford Motor Co.*	162,000	1,168,020

	Beverages – 2.31%+
	Coca-Cola Enterprises, Inc.	133,400	2,856,094

	Biotechnology – 0.90%
	Amgen, Inc.*	18,400	1,108,232

	Capital Markets – 1.25%
	Goldman Sachs Group, Inc.	8,400	1,548,540

	Chemicals – 3.27%
	NewMarket Corp.	33,700	3,135,448
	Potash Corp. of Saskatchewan, Inc.#	10,000	903,400

			4,038,848

	Commercial Banks – 2.07%+
	Barclays PLC - Sponsored ADR*	59,600	1,408,944
	Fifth Third Bancorp	114,200	1,156,846

			2,565,790

	Commercial Services & Supplies – 2.32%
	EnerNOC, Inc.*	31,900	1,057,804
	Sykes Enterprises, Inc.*	35,000	728,700
	Tetra Tech, Inc.*	40,800	1,082,424

			2,868,928

	Computers & Peripherals – 2.12%
	Diebold, Inc.	44,900	1,478,557
	Synaptics, Inc.*+	45,500	1,146,600

			2,625,157

	Construction & Engineering – 1.37%
	EMCOR Group, Inc.*	23,000	582,360
	Fluor Corp.+	21,800	1,108,530

			1,690,890

	Containers & Packaging – 2.08%
	Rock-Tenn Co., Class A	54,600	2,572,206

	Diversified Consumer Services – 2.18%
	Apollo Group, Inc., Class A*	18,600	1,370,262
	Corinthian Colleges, Inc.*	71,500	1,327,040

			2,697,302

	Diversified Financial Services – 1.07%
	CME Group, Inc.	4,300	1,325,217

	Diversified Telecommunication Services – 3.12%
	AT&T, Inc.+	53,800	1,453,138
	Qwest Communications International, Inc.+	315,000	1,200,150
	Verizon Communications, Inc.	40,000	1,210,800

			3,864,088

	Electrical Equipment – 2.01%
	American Superconductor Corp.*+	35,700	1,197,378
	Cooper Industries PLC, Class A	34,300	1,288,651

			2,486,029

	Electronic Equipment & Instruments – 3.73%
	Multi-Fineline Electronix, Inc.*	60,100	1,725,471
	Tech Data Corp.*+	69,500	2,891,895

			4,617,366

	Energy Equipment & Services – 7.55%
	Atwood Oceanics, Inc.*+	72,300	2,550,021
	Cal Dive International, Inc.*	132,100	1,306,469
	Diamond Offshore Drilling, Inc.+	16,300	1,556,976
	Dresser-Rand Group, Inc.*	46,900	1,457,183
	National Oilwell Varco, Inc.*	57,100	2,462,723

			9,333,372

	Food Products – 3.06%
	American Italian Pasta Co., Class A*+	34,500	937,710
	Chiquita Brands International, Inc.*	7,422	119,940
	Green Mountain Coffee Roasters, Inc.*+	18,300	1,351,272
	TreeHouse Foods, Inc.*+	38,500	1,373,295

			3,782,217

	Health Care Equipment & Supplies – 3.12%
	American Medical Systems Holdings, Inc.*+	157,200	2,659,824
	ev3, Inc.*	97,300	1,197,763

			3,857,587
	Health Care Providers & Services – 1.12%
	Express Scripts, Inc.*	17,900	1,388,682

	Health Care Technology – 2.15%+
	Cerner Corp.*	35,600	2,662,880

	Hotels, Restaurants & Leisure – 2.14%+
	Chipotle Mexican Grill, Inc., Class A*	14,800	1,436,340
	Texas Roadhouse, Inc., Class A*	114,300	1,213,866

			2,650,206

	Household Durables – 1.51%
	American Greetings Corp., Class A	83,500	1,862,050

	Household Products – 1.41%+
	Central Garden & Pet Co.*	148,400	1,743,700

	Insurance – 5.17%
	Aflac, Inc.	64,500	2,756,730
	AmTrust Financial Services, Inc.	33,200	378,812
	Prudential Financial, Inc.	23,600	1,177,876
	Tower Group, Inc.	49,100	1,197,549
	XL Capital, Ltd., Class A+	50,400	879,984

			6,390,951

	Internet & Catalog Retail – 1.01%+
	Netflix, Inc.*	27,100	1,251,207

	Internet Software & Services – 6.76%
	EarthLink, Inc.+	157,200	1,322,052
	Equinix, Inc.*+	50,800	4,673,600
	NetEase.com, Inc. - ADR*+	20,900	954,712
	United Online, Inc.	176,100	1,415,844

			8,366,208

	IT Services – 1.09%
	Cognizant Technology Solutions Corp., Class A*	34,800	1,345,368

Quarterly Report  |  September 30, 2009 (Unaudited)

Bridgeway Aggressive Investors 1 Fund

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Life Sciences Tools & Services – 1.26%+
	Life Technologies Corp.*	33,500	$1,559,425

	Marine – 0.00%+
	Kirby Corp.*	20	736

	Media – 2.15%
	Thomson Reuters Corp.	42,700	1,433,439
	Time Warner, Inc.	42,600	1,226,028

			2,659,467

	Multiline Retail – 3.78%
	99 Cents Only Stores*	178,300	2,398,135
	Dollar Tree, Inc.*	25,300	1,231,604
	Family Dollar Stores, Inc.	39,400	1,040,160

			4,669,899

	Oil, Gas & Consumable Fuels – 1.91%
	ConocoPhillips	27,000	1,219,320
	Exxon Mobil Corp.	16,700	1,145,787

			2,365,107

	Pharmaceuticals – 5.34%
	Bristol-Myers Squibb Co.	56,400	1,270,128
	Medicis Pharmaceutical Corp., Class A	63,000	1,345,050
	Pfizer, Inc.	82,800	1,370,340
	Valeant Pharmaceuticals International*+	93,100	2,612,386

			6,597,904

	Real Estate Investment Trusts (REITs) – 1.90%
	BioMed Realty Trust, Inc.	84,500	1,166,100
	Weingarten Realty Investors+	59,200	1,179,264

			2,345,364

	Semiconductors & Semiconductor Equipment – 1.84%
	Intel Corp.	63,900	1,250,523
	Micron Technology, Inc.*	125,700	1,030,740

			2,281,263

	Software – 2.94%
	Longtop Financial Technologies, Ltd. - Sponsored ADR*+	44,400	1,263,624
	Oracle Corp.	54,400	1,133,696
	Tyler Technologies, Inc.*+	72,400	1,237,316

			3,634,636

	Specialty Retail – 5.34%
	Advance Auto Parts, Inc.	30,600	1,201,968
	Aeropostale, Inc.*	43,000	1,869,210
	CarMax, Inc.*	56,701	1,185,051
	Jo-Ann Stores, Inc.*	44,800	1,201,984
	O’Reilly Automotive, Inc.*+	31,600	1,142,024

			6,600,237

	Thrifts & Mortgage Finance – 0.96%
	Hudson City Bancorp, Inc.	90,600	1,191,390

	Trading Companies & Distributors – 1.60%
	WW Grainger, Inc.	22,100	1,974,856

	TOTAL COMMON STOCKS – 98.11% (Cost $105,592,591)		121,336,794

	TOTAL INVESTMENTS – 98.11% (Cost $105,592,591)		$121,336,794

	Other Assets in Excess of Liabilities – 1.89%		2,343,183

	NET ASSETS – 100.00%		$123,679,977

*	Non-Income Producing Security.
+	This security or a portion of the security is out on loan at September 30, 2009. Total loaned securities had a market value of 36,005,348 at September 30, 2009.
#	Security subject to call option written by the Fund.

ADR – American Depositary Receipt

Ltd – Limited

PLC – Public Liability Co.

See Notes to Schedules of Investments.

Bridgeway Aggressive Investors 1 Fund

SCHEDULE OF OPTIONS WRITTEN

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Company	Number of Contracts	Value
COVERED CALL OPTIONS WRITTEN — (0.03)%
Potash Corp. of Saskatchewan, Inc.
Expiring December, 2009 at $100.00	100	$(38,500)

TOTAL COVERED CALL OPTIONS WRITTEN (Premiums received $(78,271))		$(38,500)

See Notes to Schedules of Investments.

Quarterly Report  |  September 30, 2009 (Unaudited)

Bridgeway Aggressive Investors 2 Fund

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS – 98.40%
	Airlines – 1.51%+
	AirTran Holdings, Inc.*	985,300	$6,158,125

	Automobiles – 0.92%+
	Ford Motor Co.*	523,500	3,774,435

	Beverages – 2.29%
	Coca-Cola Enterprises, Inc.	436,100	9,336,901

	Biotechnology – 0.89%
	Amgen, Inc.*	60,600	3,649,938

	Capital Markets – 1.26%
	Goldman Sachs Group, Inc.	27,800	5,124,930

	Chemicals – 3.23%
	NewMarket Corp.	97,900	9,108,616
	Potash Corp. of Saskatchewan, Inc.#	45,299	4,092,311

			13,200,927

	Commercial Banks – 2.08%
	Barclays PLC - Sponsored ADR*	199,200	4,709,088
	Fifth Third Bancorp	375,000	3,798,750

			8,507,838

	Commercial Services & Supplies – 1.55%
	EnerNOC, Inc.*	14,600	484,136
	Sykes Enterprises, Inc.*	108,000	2,248,560
	Tetra Tech, Inc.*	135,500	3,594,815

			6,327,511

	Computers & Peripherals – 2.22%
	Diebold, Inc.	151,300	4,982,309
	EMC Corp.*+	238,300	4,060,632

			9,042,941

	Construction & Engineering – 2.92%
	EMCOR Group, Inc.*	325,100	8,231,532
	Fluor Corp.	72,300	3,676,455

			11,907,987

	Containers & Packaging – 2.08%
	Rock-Tenn Co., Class A	179,800	8,470,378

	Diversified Consumer Services – 3.33%
	Apollo Group, Inc., Class A*+	61,000	4,493,870
	Corinthian Colleges, Inc.*+	233,000	4,324,480
	DeVry, Inc.	86,300	4,774,116

			13,592,466

	Diversified Financial Services – 1.05%
	CME Group, Inc.	13,900	4,283,841

	Diversified Telecommunication Services – 3.32%
	AT&T, Inc.	220,000	5,942,200
	Qwest Communications International, Inc.+	1,039,700	3,961,257
	Verizon Communications, Inc.	120,400	3,644,508

			13,547,965

	Electrical Equipment – 2.01%
	American Superconductor Corp.*+	117,900	3,954,366
	Cooper Industries PLC, Class A	112,900	4,241,653

			8,196,019

	Electronic Equipment & Instruments – 2.34%
	Tech Data Corp.*	229,400	9,545,334

	Energy Equipment & Services – 6.98%
	Atwood Oceanics, Inc.*+	311,800	10,997,186
	Diamond Offshore Drilling, Inc.+	51,000	4,871,520
	Dresser-Rand Group, Inc.*	143,700	4,464,759
	National Oilwell Varco, Inc.*	188,600	8,134,318

			28,467,783

	Food Products – 3.76%
	American Italian Pasta Co., Class A*	105,500	2,867,490
	Green Mountain Coffee Roasters, Inc.*+	60,600	4,474,704
	Kraft Foods, Inc., Class A+	152,500	4,006,175
	TreeHouse Foods, Inc.*+	111,700	3,984,339

			15,332,708

	Health Care Providers & Services – 1.17%+
	Amedisys, Inc.*	109,300	4,768,759

	Health Care Technology – 1.70%+
	Cerner Corp.*	92,700	6,933,960

	Hotels, Restaurants & Leisure – 1.10%+
	Chipotle Mexican Grill, Inc., Class A*	46,200	4,483,710

	Household Products – 1.07%
	Procter & Gamble Co.	75,700	4,384,544

	Industrial Conglomerates – 1.33%
	General Electric Co.	330,400	5,425,168

	Insurance – 5.10%
	Aflac, Inc.	135,700	5,799,818
	Arthur J. Gallagher & Co.+	177,100	4,315,927
	Prudential Financial, Inc.	77,300	3,858,043
	Tower Group, Inc.+	162,800	3,970,692
	XL Capital, Ltd., Class A+	164,700	2,875,662

			20,820,142

	Internet & Catalog Retail – 0.96%+
	Netflix, Inc.*	84,600	3,905,982

	Internet Software & Services – 7.38%+
	EarthLink, Inc.	1,009,800	8,492,418
	Equinix, Inc.*	200,500	18,446,000
	NetEase.com, Inc. - ADR*	69,300	3,165,624

			30,104,042

	IT Services – 2.54%
	Cognizant Technology Solutions Corp., Class A*	158,800	6,139,208
	Visa, Inc., Class A+	61,000	4,215,710

			10,354,918

	Life Sciences Tools & Services – 3.09%+
	Life Technologies Corp.*	270,500	12,591,775

	Media – 3.37%
	News Corp., Class A	426,000	5,107,740
	Thomson Reuters Corp.+	132,500	4,448,025
	Time Warner, Inc.	146,333	4,211,464

			13,767,229

	Multiline Retail – 2.93%
	Dollar Tree, Inc.*	85,200	4,147,536
	Family Dollar Stores, Inc.	124,100	3,276,240
	Target Corp.	97,200	4,537,296

			11,961,072

Quarterly Report  |  September 30, 2009 (Unaudited)

Bridgeway Aggressive Investors 2 Fund

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Industry	Company		Shares	Value
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels – 3.04%
	ConocoPhillips		94,400	$4,263,104
	Exxon Mobil Corp.		54,600	3,746,106
	World Fuel Services Corp.+		91,100	4,379,177

				12,388,387

	Pharmaceuticals – 5.30%
	Bristol-Myers Squibb Co.		194,700	4,384,644
	Medicis Pharmaceutical Corp., Class A		205,300	4,383,155
	Pfizer, Inc.		256,800	4,250,040
	Valeant Pharmaceuticals International*+		307,600	8,631,256

				21,649,095

	Real Estate Investment Trusts (REITs) – 2.19%
	BioMed Realty Trust, Inc.		367,300	5,068,740
	Weingarten Realty Investors+		195,300	3,890,376

				8,959,116

	Semiconductors & Semiconductor Equipment – 2.93%
	Intel Corp.		210,200	4,113,614
	Micron Technology, Inc.*+		417,800	3,425,960
	United Microelectronics Corp. - Sponsored ADR*+		1,164,300	4,424,340

				11,963,914

	Software – 3.43%
	Longtop Financial Technologies, Ltd. - Sponsored ADR*		149,400	4,251,924
	Microsoft Corp.		219,100	5,672,499
	Oracle Corp.		195,400	4,072,136

				13,996,559

	Specialty Retail – 5.14%
	Advance Auto Parts, Inc.		93,500	3,672,680
	Aeropostale, Inc.*+		131,000	5,694,570
	CarMax, Inc.*		193,600	4,046,240
	Home Depot, Inc.+		146,500	3,902,760
	O’Reilly Automotive, Inc.*+		101,200	3,657,368

				20,973,618

	Thrifts & Mortgage Finance – 0.89%
	Hudson City Bancorp, Inc.		276,600	3,637,290

	TOTAL COMMON STOCKS – 98.40% (Cost $352,943,903)			401,537,307

		Rate^	Shares	Value
	MONEY MARKET FUND – 0.19%
	BlackRock Temp Cash Liquidity Fund Institutional Shares #21	0.30%	760,503	$760,503

	TOTAL MONEY MARKET FUND – 0.19% (Cost $760,503)			760,503

	TOTAL INVESTMENTS – 98.59% (Cost $353,704,406)			$402,297,810

	Other Assets in Excess of Liabilities – 1.41%			5,754,661

	NET ASSETS – 100.00%			$408,052,471

*	Non-Income Producing Security.
+	This security or a portion of the security is out on loan at September 30, 2009. Total loaned securities had a market value of 99,394,259 at September 30, 2009.
#	Security subject to call option written by the Fund.
^	Rate disclosed is as of September 30, 2009.

ADR – American Depositary Receipt

Ltd – Limited

PLC – Public Liability Co.

See Notes to Schedules of Investments.

Bridgeway Aggressive Investors 2 Fund

SCHEDULE OF OPTIONS WRITTEN

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Company	Number of Contracts	Value
COVERED CALL OPTIONS WRITTEN — (0.04)%
Potash Corp. of Saskatchewan, Inc.
Expiring December, 2009 at $100.00	450	$(173,250)

TOTAL COVERED CALL OPTIONS WRITTEN (Premiums received $(352,219))		$(173,250)

See Notes to Schedules of Investments.

Quarterly Report  |  September 30, 2009 (Unaudited)

Bridgeway Ultra-Small Company Fund

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS – 98.00%
	Aerospace & Defense – 1.11%
	AeroCentury Corp.*	7,501	$149,195
	Applied Signal Technology, Inc.	34,400	800,488

			949,683

	Air Freight & Logistics – 0.70%
	Air Transport Services Group, Inc.*	171,400	593,044

	Airlines – 1.45%
	Hawaiian Holdings, Inc.*	106,000	875,560
	Pinnacle Airlines Corp.*	54,093	362,423

			1,237,983

	Auto Components – 4.49%
	China Automotive Systems, Inc.*	89,800	834,242
	Hawk Corp., Class A*	54,500	747,740
	Spartan Motors, Inc.	119,668	615,094
	Tongxin International, Ltd.+	86,900	828,157
	Wonder Auto Technology, Inc.*	67,000	804,000

			3,829,233

	Biotechnology – 3.68%
	Dynavax Technologies Corp.*	382,600	696,332
	Insmed, Inc.*	315,600	258,792
	Oncothyreon, Inc.*+	139,400	726,274
	Repligen Corp.*	184,300	923,343
	Sciclone Pharmaceuticals, Inc.*+	125,300	533,778

			3,138,519

	Capital Markets – 3.15%
	Broadpoint Gleacher Securities, Inc.*	65,000	542,100
	Gladstone Investment Corp.	33,400	161,990
	Kohlberg Capital Corp.+	52,000	313,560
	PennantPark Investment Corp.	102,900	834,519
	Triangle Capital Corp.+	67,171	828,890

			2,681,059

	Commercial Banks – 1.91%
	Access National Corp.	7,500	47,400
	Alliance Financial Corp.	9,500	256,975
	Bridge Bancorp, Inc.	13,000	316,290
	Century Bancorp, Inc., Class A	16,600	360,220
	Eagle Bancorp, Inc.*	20,000	191,600
	First United Corp.	11,400	125,286
	German American Bancorp, Inc.+	8,000	124,080
	Horizon Bancorp	7,300	127,750
	Princeton National Bancorp, Inc.	4,700	75,059

			1,624,660

	Commercial Services & Supplies – 2.11%
	APAC Customer Services, Inc.*	100,000	591,000
	Ecology & Environment, Inc., Class A	6,900	113,850
	ICT Group, Inc.*	34,100	358,050
	Intersections, Inc.*	25,000	144,250
	PRG-Schultz International, Inc.*+	105,600	591,360

			1,798,510

	Communications Equipment – 2.15%
	Bel Fuse, Inc., Class A	5,200	92,820
	China GrenTech Corp. Ltd. - ADR*	85,300	405,175
	Communications Systems, Inc.	10,900	127,312
	Silicom, Ltd.*+	30,000	281,400
	Telestone Technologies Corp.*+	61,000	437,980
	Westell Technologies, Inc., Class A*	367,200	488,376

			1,833,063

	Computers & Peripherals – 0.57%
	LaserCard Corp.*	57,500	485,300

	Consumer Finance – 2.06%
	Dollar Financial Corp.*	95,000	1,521,900
	QC Holdings, Inc.	35,000	236,250

			1,758,150

	Distributors – 0.34%
	AMCON Distributing Co.	4,700	286,700

	Diversified Consumer Services – 1.17%
	Carriage Services, Inc.*	45,600	177,840
	China Education Alliance, Inc.*	90,000	474,300
	ChinaCast Education Corp.*+	40,000	290,800
	Collectors Universe, Inc.*	9,850	55,357

			998,297

	Diversified Financial Services – 0.59%
	Medallion Financial Corp.	60,000	501,600

	Diversified Telecommunication Services – 0.30%
	IDT Corp., Class B*	9,800	29,302
	inContact, Inc.*	75,000	223,500

			252,802

	Electrical Equipment – 1.26%+
	China Ritar Power Corp.*	61,423	358,096
	Jinpan International, Ltd.	22,400	717,024

			1,075,120

	Electronic Equipment & Instruments – 1.19%
	DRI Corp.*	17,910	43,163
	IEC Electronics Corp.*	103,300	582,612
	Merrimac Industries, Inc.*	21,100	162,048
	Planar Systems, Inc.*	85,000	227,800

			1,015,623

	Energy Equipment & Services – 5.84%
	Bolt Technology Corp.*+	65,425	822,392
	Geokinetics, Inc.*	55,500	1,176,600
	Mitcham Industries, Inc.*	97,800	606,360
	Natural Gas Services Group, Inc.*	56,400	993,768
	North American Energy Partners, Inc.*	112,800	676,800
	Omni Energy Services Corp.*	125,000	193,750
	TGC Industries, Inc.*	105,000	509,250

			4,978,920

	Food & Staples Retailing – 0.73%+
	Diedrich Coffee, Inc.*	25,800	620,490

Quarterly Report  |  September 30, 2009 (Unaudited)

Bridgeway Ultra-Small Company Fund

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
	Food Products – 1.73%
	Coffee Holding Co., Inc.*+	50,000	$224,000
	Imperial Sugar Co.	27,500	348,700
	John B. Sanfilippo & Son, Inc.*	11,700	135,954
	Overhill Farms, Inc.*	106,800	646,140
	The Inventure Group, Inc.*	41,400	117,162

			1,471,956

	Gas Utilities – 0.05%
	Energy, Inc.	5,000	42,500

	Health Care Equipment & Supplies – 2.21%
	FONAR Corp.*	22,000	46,860
	Kewaunee Scientific Corp.	7,000	98,560
	Micrus Endovascular Corp.*	70,300	910,385
	Vascular Solutions, Inc.*	100,000	827,000

			1,882,805

	Health Care Providers & Services – 9.15%
	Allion Healthcare, Inc.*	85,500	500,175
	Almost Family, Inc.*+	37,100	1,103,725
	America Service Group, Inc.	73,000	1,207,420
	American Medical Alert Corp.*+	9,300	54,777
	BioScrip, Inc.*	178,897	1,209,344
	Continucare Corp.*	71,000	214,420
	Emergent Group, Inc.	60,400	414,344
	Health Grades, Inc.*	142,000	702,900
	Metropolitan Health Networks, Inc.*	135,000	294,300
	NovaMed, Inc.*+	119,000	539,070
	Providence Service Corp.*	62,700	731,082
	Rural/Metro Corp.	55,375	231,467
	Sharps Compliance Corp.*	60,000	591,000

			7,794,024

	Health Care Technology – 0.99%
	HealthStream, Inc.*	30,000	133,200
	Merge Healthcare, Inc.*	75,900	311,949
	Transcend Services, Inc.*	22,600	394,822

			839,971

	Hotels, Restaurants & Leisure – 3.06%
	Caribou Coffee Co., Inc.*+	91,200	658,464
	Carrols Restaurant Group, Inc.*	148,700	1,124,172
	Frisch’s Restaurants, Inc.	8,000	207,040
	Universal Travel Group*+	48,200	621,780

			2,611,456

	Household Products – 1.16%
	Oil-Dri Corp. of America	6,600	95,700
	Orchids Paper Products Co.*+	44,700	894,000

			989,700

	Insurance – 2.18%
	American Physicians Capital, Inc.	36,633	1,055,397
	Eastern Insurance Holdings, Inc.	6,731	64,146
	Meadowbrook Insurance Group, Inc.	83,000	614,200
	Mercer Insurance Group, Inc.+	7,000	126,490

			1,860,233

	Internet & Catalog Retail – 1.22%
	PetMed Express, Inc.+	34,538	651,041
	US Auto Parts Network, Inc.*	45,000	245,250
	ValueVision Media, Inc., Class A*	42,827	141,758

			1,038,049

	Internet Software & Services – 3.53%
	Innodata Isogen, Inc.*	102,000	810,900
	LivePerson, Inc.*	215,000	1,083,600
	Local.com Corp.*	67,300	335,827
	Marchex, Inc., Class B	62,200	305,402
	Zix Corp.*+	213,200	469,040

			3,004,769

	IT Services – 2.17%
	Computer Task Group, Inc.*	75,000	608,250
	eLoyalty Corp.*	30,000	240,300
	Lionbridge Technologies, Inc.*	238,200	619,320
	The Hackett Group, Inc.*	130,400	378,160

			1,846,030

	Leisure Equipment & Products – 0.99%
	Sport Supply Group, Inc., Class A	83,000	845,770

	Machinery – 0.27%
	Portec Rail Products, Inc.	24,000	227,760

	Media – 1.85%
	Alloy, Inc.*	22,764	154,112
	Carmike Cinemas, Inc.*	102,000	1,031,220
	Navarre Corp.*	125,000	275,000
	Saga Communications, Inc., Class A*	8,750	117,250

			1,577,582

	Oil, Gas & Consumable Fuels – 1.50%
	Adams Resources & Energy, Inc.	18,000	360,900
	FieldPoint Petroleum Corp.*	61,000	119,560
	Vanguard Natural Resources LLC	48,500	797,340

			1,277,800

	Paper & Forest Products – 1.15%
	KapStone Paper and Packaging Corp.*	120,200	978,428

	Personal Products – 3.08%
	Medifast, Inc.*+	93,100	2,022,132
	Reliv International, Inc.	7,000	23,380
	Schiff Nutrition International, Inc.	40,000	208,400
	The Female Health Co.*	73,000	368,650

			2,622,562

	Pharmaceuticals – 3.46%
	Adolor Corp.*	250,000	397,500
	Cornerstone Therapeutics, Inc.*	90,000	589,500
	Hi-Tech Pharmacal Co., Inc.*	55,500	1,245,420

Bridgeway Ultra-Small Company Fund

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
	Pharmaceuticals (continued)
	ISTA Pharmaceuticals, Inc.*	123,300	$549,918
	Lannett Co., Inc.*	22,000	164,560

			2,946,898

	Professional Services – 1.98%
	VSE Corp.	43,200	1,685,232

	Real Estate Investment Trusts (REITs) – 2.49%
	Agree Realty Corp.	20,660	473,734
	Gladstone Commercial Corp.	30,000	410,400
	One Liberty Properties, Inc.	108,278	974,502
	PMC Commercial Trust	15,500	113,305
	UMH Properties, Inc.	18,800	153,220

			2,125,161

	Semiconductors & Semiconductor Equipment – 2.65%
	GSI Technology, Inc.*	40,000	159,600
	NVE Corp.*+	39,500	2,099,820

			2,259,420

	Software – 6.96%
	ClickSoftware Technologies, Ltd.*	267,600	1,683,204
	Dynamics Research Corp.*	34,000	442,680
	Ebix, Inc.*+	23,000	1,273,280
	ePlus, Inc.*	11,500	178,825
	Evolving Systems, Inc.*	26,000	180,700
	Pervasive Software, Inc.*	48,600	240,570
	PLATO Learning, Inc.*	101,000	436,320
	TeleCommunication Systems, Inc., Class A*	178,900	1,495,604

			5,931,183

	Specialty Retail – 4.60%
	America’s Car-Mart, Inc.*	35,700	855,015
	Books-A-Million, Inc.	80,000	963,200
	Destination Maternity Corp.*	25,200	456,876
	Kirkland’s, Inc.*	109,700	1,563,225
	Winmark Corp.*	4,100	84,583

			3,922,899

	Textiles, Apparel & Luxury Goods – 2.99%
	Cherokee, Inc.	10,000	239,700
	Heelys, Inc.	85,000	180,200
	Oxford Industries, Inc.	107,900	2,125,630

			2,545,530

	Thrifts & Mortgage Finance – 1.14%
	B of I Holding, Inc.*	5,300	44,626
	First Defiance Financial Corp.	864	12,882
	First Financial Northwest, Inc.	56,400	328,248
	Louisiana Bancorp, Inc.*+	18,000	256,500
	MutualFirst Financial, Inc.	15,000	105,600
	Pulaski Financial Corp.	30,000	227,100

			974,956

	Water Utilities – 0.64%
	Artesian Resources Corp., Class A	32,600	548,332

TOTAL COMMON STOCKS – 98.00% (Cost $64,921,064)			83,509,762

	Rate^	Shares	Value
MONEY MARKET FUND – 2.04%
BlackRock Temp Cash Liquidity Fund Institutional Shares #21	0.30%	1,737,848	1,737,848

TOTAL MONEY MARKET FUND – 2.04% (Cost $1,737,848)			1,737,848

TOTAL INVESTMENTS – 100.04% (Cost $66,658,912)			$85,247,610

Liabilities in Excess of Other Assets – (0.04)%			(35,731)

NET ASSETS – 100.00%			$85,211,879

*	Non-Income Producing Security.
+	This security or a portion of the security is out on loan at September 30, 2009. Total loaned securities had a market value of 8,404,433 at September 30, 2009.
^	Rate disclosed is as of September 30, 2009.

ADR – American Depositary Receipt

LLC – Limited Liability Co.

Ltd – Limited

See Notes to Schedules of Investments.

Quarterly Report  |  September 30, 2009 (Unaudited)

Bridgeway Ultra-Small Company Market Fund

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS – 96.13%
	Aerospace & Defense – 1.73%
	AeroCentury Corp.*	43,400	$863,226
	Applied Signal Technology, Inc.	77,834	1,811,197
	Ascent Solar Technologies, Inc.*+	180,700	1,362,478
	CPI Aerostructures, Inc.*	15,300	111,690
	GenCorp, Inc.*	152,600	817,936
	Herley Industries, Inc.*	31,700	413,685
	Innovative Solutions & Support, Inc.*	135,100	676,851
	The Allied Defense Group, Inc.*	20,465	106,623

			6,163,686

	Air Freight & Logistics – 0.18%
	Dynamex, Inc.*	11,470	187,305
	Pacer International, Inc.	110,759	427,530
	Park-Ohio Holdings Corp.*	1,390	12,121

			626,956

	Airlines – 0.91%
	Hawaiian Holdings, Inc.*	348,000	2,874,480
	Pinnacle Airlines Corp.*	52,900	354,430

			3,228,910

	Auto Components – 1.15%
	Amerigon, Inc.*	42,200	310,170
	Dorman Products, Inc.*	41,100	617,322
	Hawk Corp., Class A*	56,600	776,552
	Raser Technologies, Inc.*+	168,100	257,193
	Spartan Motors, Inc.	382,600	1,966,564
	Strattec Security Corp.	11,148	158,970

			4,086,771

	Biotechnology – 2.92%
	Affymax, Inc.*+	29,303	700,049
	Anadys Pharmaceuticals, Inc.*	18,558	48,808
	Antigenics, Inc.*	132,555	274,389
	Arca Biopharma, Inc.*+	32,900	116,795
	ARIAD Pharmaceuticals, Inc.*	222,000	492,840
	AVI BioPharma, Inc.*	257,400	442,728
	Celldex Therapeutics, Inc.*+	26,107	143,327
	Curis, Inc.*	219,100	512,694
	Cytori Therapeutics, Inc.*+	96,200	379,990
	CytRx Corp.*	112,989	126,548
	Keryx Biopharmaceuticals, Inc.*	62,655	146,613
	Molecular Insight Pharmaceuticals, Inc.*+	81,300	449,589
	Nanosphere, Inc.*	71,000	508,360
	Oncothyreon, Inc.*+	124,300	647,603
	Repligen Corp.*	74,634	373,916
	Sangamo Biosciences, Inc.*+	370,100	3,038,521
	Spectrum Pharmaceuticals, Inc.*+	62,461	420,362
	StemCells, Inc.*	73,510	119,821
	Vical, Inc.*	337,600	1,438,176

			10,381,129

	Building Products – 0.01%
	China Architectural Engineering, Inc.*	29,658	49,529

			49,529

	Capital Markets – 2.94%
	Cowen Group, Inc.*	126,758	902,517
	Diamond Hill Investment Group, Inc.	5,600	324,632
	Gladstone Capital Corp.	19,311	172,447
	Harris & Harris Group, Inc.*	69,400	433,750
	International Assets Holding Corp.*	80,186	1,323,871
	JMP Group, Inc.	81,100	783,426
	Kohlberg Capital Corp.	59,900	361,197
	Main Street Capital Corp.+	27,500	391,325
	PennantPark Investment Corp.	129,100	1,047,001
	Rodman & Renshaw Capital Group, Inc.*+	117,800	709,156
	TICC Capital Corp.	82,300	414,792
	TradeStation Group, Inc.*	245,974	2,004,688
	Triangle Capital Corp.	57,212	705,996
	Westwood Holdings Group, Inc.+	25,600	888,320

			10,463,118

	Chemicals – 1.57%
	Balchem Corp.	36,631	963,395
	Flotek Industries, Inc.*+	258,600	532,716
	ICO, Inc.*	182,600	852,742
	KMG Chemicals, Inc.	58,800	656,796
	Landec Corp.*	205,000	1,312,000
	Omnova Solutions, Inc.*	163,700	1,060,776
	Senomyx, Inc.*	49,300	198,679

			5,577,104

	Commercial Banks – 8.51%
	Abigail Adams National Bancorp*	22,220	65,993
	Alliance Financial Corp.	25,000	676,250
	American National Bankshares, Inc.	7,800	170,196
	Ameris Bancorp.	111,753	799,033
	Arrow Financial Corp.+	112,831	3,079,168
	Bancorp Rhode Island, Inc.	70,800	1,768,584
	Bancorp, Inc.*	113,000	646,360
	Bank of Florida Corp.*	65,000	154,050
	Banner Corp.+	69,400	189,462
	Bar Harbor Bankshares+	12,000	408,000
	Bridge Bancorp, Inc.+	12,300	299,259
	Cape Bancorp, Inc.*	40,900	314,112
	Capitol Bancorp, Ltd.+	137,820	359,710
	Center Bancorp, Inc.+	56,625	426,388
	Center Financial Corp.	4,300	16,426
	Centerstate Banks, Inc.	35,100	276,939
	Centrue Financial Corp.	31,200	117,936
	Century Bancorp, Inc., Class A	10,300	223,510
	Chicopee Bancorp, Inc.*	23,500	310,435
	CNB Financial Corp.+	25,500	437,835
	CoBiz Financial, Inc.	72,100	359,058
	Columbia Bancorp*+	39,800	81,988
	Eagle Bancorp, Inc.*	5,964	57,135
	Financial Institutions, Inc.	26,733	266,528
	First Security Group, Inc.	106,900	411,565

Quarterly Report  |  September 30, 2009 (Unaudited)

Bridgeway Ultra-Small Company Market Fund

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Common Stocks (continued)
Commercial Banks (continued)
First South Bancorp, Inc.+	57,237	$658,226
Guaranty Bancorp*	120,407	178,202
Hampden Bancorp, Inc.	33,000	358,050
Hampton Roads Bankshares, Inc.+	58,728	169,137
Heritage Commerce Corp.	74,000	349,280
Horizon Bancorp	8,900	155,750
Lakeland Financial Corp.	77,388	1,598,062
LNB Bancorp, Inc.	24,700	164,996
Merchants Bancshares, Inc.	23,700	506,232
MidSouth Bancorp, Inc.+	11,000	145,200
Midwest Banc Holdings, Inc.*+	87,500	62,125
Nara Bancorp, Inc.	81,900	569,205
National Bankshares, Inc.+	14,300	363,935
Northrim Bancorp, Inc.	13,200	201,300
Old Second Bancorp, Inc.+	51,100	292,803
Oriental Financial Group+	239,900	3,046,730
Pacific Capital Bancorp+	132,100	190,224
Pacific Mercantile Bancorp*	16,677	58,036
Penns Woods Bancorp, Inc.	11,000	352,110
Republic First Bancorp, Inc.*	174,900	794,046
Seacoast Banking Corp.	79,100	199,332
Southcoast Financial Corp.*	27,099	128,720
Southside Bancshares, Inc.+	56,254	1,266,840
State Bancorp, Inc.	74,700	631,215
Sterling Bancorp	147,348	1,063,853
Sterling Financial Corp.*+	101,500	203,000
Suffolk Bancorp+	24,087	713,216
Taylor Capital Group, Inc.*+	93,100	614,460
Tower Bancorp, Inc.	12,541	329,452
United Security Bancshares*+	88,722	399,249
Univest Corp. of Pennsylvania	51,405	1,113,946
Virginia Commerce Bancorp*	59,659	238,039
Washington Banking Co.+	51,700	478,742
West Bancorporation, Inc.	147,478	731,491

		30,241,124

Commercial Services & Supplies – 3.38%
Amrep Corp.*	17,100	225,720
APAC Customer Services, Inc.*	265,500	1,569,105
CECO Environmental Corp.*	94,900	355,875
Comfort Systems USA, Inc.	43,900	508,801
EnerNOC, Inc.*	39,400	1,306,504
ICT Group, Inc.*	35,400	371,700
Intersections, Inc.*	158,584	915,030
M&F Worldwide Corp.*	53,898	1,090,895
Metalico, Inc.*	110,800	462,036
Multi-Color Corp.	7,255	111,945
North American Galvanizing & Coatings, Inc.*	134,267	815,001
PRG-Schultz International, Inc.*	105,000	588,000
Protection One, Inc.*	101,300	446,733
Standard Parking Corp.*	162,200	2,836,878
Versar, Inc.*	81,100	394,146

		11,998,369

Communications Equipment – 2.91%
Cogo Group, Inc.*	228,100	1,395,972
Communications Systems, Inc.	29,100	339,888
Globecomm Systems, Inc.*	256,800	1,866,936
KVH Industries, Inc.*	106,700	1,065,933
Network Equipment Technologies, Inc.*	73,900	534,297
Occam Networks, Inc.*	236,900	876,530
Oplink Communications, Inc.*	92,100	1,337,292
Parkervision, Inc.*+	103,472	423,200
PC-TEL, Inc.*	118,000	737,500
SeaChange International, Inc.*	237,200	1,779,000

		10,356,548

Computers & Peripherals – 1.66%
ActivIdentity Corp.*	453,900	1,257,303
Cray, Inc.*	101,200	842,996
Hypercom Corp.*	491,300	1,523,030
LaserCard Corp.*	146,775	1,238,781
Rimage Corp.*	28,500	487,065
TransAct Technologies, Inc.*	105,800	560,740

		5,909,915

Construction & Engineering – 0.71%
Furmanite Corp.*	151,200	651,672
Michael Baker Corp.*	51,700	1,878,778

		2,530,450

Construction Materials – 0.62%
U.S. Concrete, Inc.*	164,200	284,066
United States Lime & Minerals, Inc.*	53,700	1,928,904

		2,212,970

Consumer Finance – 0.53%
Advance America Cash Advance Centers, Inc.	174,400	976,640
QC Holdings, Inc.	135,000	911,250

		1,887,890

Containers & Packaging – 0.71%
AEP Industries, Inc.*	63,000	2,513,700

		2,513,700

Diversified Consumer Services – 0.41%
China Education Alliance, Inc.*	28,960	152,619
Collectors Universe, Inc.*	69,460	390,365
CPI Corp.	18,500	230,695
Learning Tree International, Inc.*	33,200	378,148
Mac-Gray Corp.*	2,799	30,174
Nobel Learning Communities, Inc.*	28,900	271,082

		1,453,083

Bridgeway Ultra-Small Company Market Fund

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Common Stocks (continued)
Diversified Financial Services – 1.31%
Asta Funding, Inc.+	142,300	$1,075,788
Encore Capital Group, Inc.*+	154,914	2,083,593
Medallion Financial Corp.	161,400	1,349,304
Resource America, Inc., Class A	31,731	152,626

		4,661,311

Diversified Telecommunication Services – 0.43%
HickoryTech Corp.	15,236	130,268
IDT Corp., Class B*	70,276	210,125
Otelco, Inc.	2,032	25,847
SureWest Communications*	64,503	801,127
Warwick Valley Telephone Co.	30,200	356,662

		1,524,029

Electric Utilities – 0.44%
Central Vermont Public Service Corp.	81,600	1,574,880

		1,574,880

Electrical Equipment – 1.45%
AZZ, Inc.*+	5,327	213,986
China Ritar Power Corp.*+	71,800	418,594
Fushi Copperweld, Inc.*	226,000	1,911,960
Hoku Scientific, Inc.*+	76,684	226,985
LSI Industries, Inc.	52,500	349,125
Magnetek, Inc.*	257,100	401,076
Ocean Power Technologies, Inc.*+	84,483	408,053
Plug Power, Inc.*	167,897	147,749
Power-One, Inc.*+	231,000	450,450
Spire Corp.*	20,586	115,487
UQM Technologies, Inc.*	87,600	503,700

		5,147,165

Electronic Equipment & Instruments – 2.59%
American Technology Corp.*	29,750	52,658
Comverge, Inc.*+	164,500	2,008,545
DDi Corp.*	14,200	60,350
Gerber Scientific, Inc.*	13,758	82,273
I.D. Systems, Inc.*	80,200	318,394
IEC Electronics Corp.*	5,971	33,676
LoJack Corp.*	4,767	24,264
Measurement Specialties, Inc.*	104,500	1,066,945
Mercury Computer Systems, Inc.*	60,600	597,516
Merrimac Industries, Inc.*	30,200	231,936
Napco Security Technologies*	54,272	72,182
RadiSys Corp.*	187,900	1,632,851
Richardson Electronics, Ltd.	52,011	265,256
Spectrum Control, Inc.*	48,300	410,067
Superconductor Technologies, Inc.*	6,270	18,810
Tessco Technologies, Inc.	111,500	1,940,100
Vicon Industries, Inc.*	66,400	388,440

		9,204,263

Energy Equipment & Services – 2.91%
Bolt Technology Corp.*	155,763	1,957,941
Boots & Coots, Inc.*	542,700	873,747
Bronco Drilling Co., Inc.*	83,900	549,545
Dawson Geophysical Co.*	15,799	432,577
ENGlobal Corp.*	259,200	1,067,904
Geokinetics, Inc.*	25,500	540,600
Mitcham Industries, Inc.*	161,700	1,002,540
Natural Gas Services Group, Inc.*	67,966	1,197,561
Omni Energy Services Corp.*	49,041	76,013
OYO Geospace Corp.*	15,700	405,531
Royale Energy, Inc.*+	80,129	173,079
SulphCo., Inc.*+	247,700	339,349
T-3 Energy Services, Inc.*	24,087	474,514
TGC Industries, Inc.*	64,200	311,370
Trico Marine Services, Inc.*+	64,300	496,396
Union Drilling, Inc.*	59,439	454,114

		10,352,781

Food & Staples Retailing – 0.20%
Village Super Market, Inc., Class A	24,600	724,962

		724,962

Food Products – 0.80%
AgFeed Industries, Inc.*+	25,001	133,505
HQ Sustainable Maritime Industries, Inc.*	45,500	400,400
Lifeway Foods, Inc.*+	156,302	1,717,759
Reddy Ice Holdings, Inc.*	110,000	598,400

		2,850,064

Gas Utilities – 0.28%
Chesapeake Utilities Corp.	31,606	979,470

		979,470

Health Care Equipment & Supplies – 4.64%
Abaxis, Inc.*+	27,050	723,588
Alphatec Holdings, Inc.*	112,300	516,580
Anika Therapeutics, Inc.*	197,639	1,284,653
AtriCure, Inc.*	133,200	628,704
Atrion Corp.	19,748	2,851,611
Bovie Medical Corp.*+	145,900	1,145,315
Cerus Corp.*	51,510	112,807
CryoLife, Inc.*	356,000	2,837,320
Hansen Medical, Inc.*	21,952	76,832
Micrus Endovascular Corp.*	59,100	765,345
NMT Medical, Inc.*	168,200	346,492
Somanetics Corp.*	32,300	520,676
Span-America Medical Systems, Inc.	47,900	623,179
STAAR Surgical Co.*	181,200	739,296
Synovis Life Technologies, Inc.*	16,500	227,700
The Spectranetics Corp.*	54,948	352,217
Utah Medical Products, Inc.	49,900	1,463,068
Vascular Solutions, Inc.*	49,300	407,711
Zoll Medical Corp.*	39,400	847,888

		16,470,982

Health Care Providers & Services – 5.39%
Alliance Healthcare Service*	173,310	980,934
Allied Healthcare International, Inc.*	222,800	623,840
Allion Healthcare, Inc.*	314,500	1,839,825
Almost Family, Inc.*	11,600	345,100

Quarterly Report  |  September 30, 2009 (Unaudited)

Bridgeway Ultra-Small Company Market Fund

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Common Stocks (continued)
Health Care Providers & Services (continued)
America Service Group, Inc.	93,000	$1,538,220
Capital Senior Living Corp.*	129,000	786,900
CardioNet, Inc.*	63,936	429,650
Chindex International, Inc.*	121,200	1,524,696
Corvel Corp.*	37,733	1,071,617
Emergent Group, Inc.	57,500	394,450
Five Star Quality Care, Inc.*	192,100	703,086
Hanger Orthopedic Group, Inc.*	126,278	1,751,476
Health Fitness Corp.*	73,400	410,306
Health Grades, Inc.*	162,679	805,261
LCA-Vision, Inc.*	50,900	356,809
Metropolitan Health Networks, Inc.*	185,300	403,954
National Research Corp.+	40,300	972,439
Nighthawk Radiology Holdings, Inc.*	97,200	702,756
NovaMed, Inc.*+	194,400	880,632
Providence Service Corp.*	221,700	2,585,022
Sharps Compliance Corp.*	1,800	17,730
Sunrise Senior Living, Inc.*	9,926	30,076

		19,154,779

Health Care Technology – 0.40%
A.D.A.M., Inc.*	125,700	437,436
AMICAS, Inc.*	142,502	513,007
Merge Healthcare, Inc.*	5,048	20,747
Transcend Services, Inc.*	25,900	452,473

		1,423,663

Hotels, Restaurants & Leisure – 3.67%
AFC Enterprises, Inc.*	127,732	1,075,503
Buffalo Wild Wings, Inc.*+	95,000	3,952,950
Canterbury Park Holding Corp.*	59,400	400,950
Caribou Coffee Co., Inc.*	60,700	438,254
Carrols Restaurant Group, Inc.*	35,677	269,718
Einstein Noah Restaurant Group, Inc.*	7,195	86,628
Famous Dave’s of America, Inc.*	172,400	1,008,540
Frisch’s Restaurants, Inc.	47,800	1,237,064
Great Wolf Resorts, Inc.*	31,628	112,912
Landry’s Restaurants, Inc.*	36,800	386,400
Luby’s, Inc.*	252,700	1,061,340
Monarch Casino & Resort, Inc.*	33,898	364,742
Morgans Hotel Group Co.*	84,300	456,906
Multimedia Games, Inc.*	65,800	336,896
Peet’s Coffee & Tea, Inc.*+	17,400	491,202
Red Lion Hotels Corp.*	110,194	633,616
Universal Travel Group*	39,700	512,130
Youbet.com, Inc.*	96,900	203,490

		13,029,241

Household Durables – 0.33%
Kid Brands, Inc.*	83,400	517,080
Koss Corp.	1,439	16,764
Lifetime Brands, Inc.	24,686	141,451
Nobility Homes, Inc.	16,300	148,004
Palm Harbor Homes, Inc.*	116,229	335,902

		1,159,201

Household Products – 0.19%
Oil-Dri Corp. of America	19,800	287,100
Orchids Paper Products Co.*	19,900	398,000

		685,100

Independent Power Producers & Energy Traders – 0.09%+
Synthesis Energy Systems, Inc.*	272,471	326,965

		326,965

Industrial Conglomerates – 0.22%+
Raven Industries, Inc.	29,085	777,442

		777,442

Insurance – 2.26%
Donegal Group, Inc., Class A	53,750	829,900
Eastern Insurance Holdings, Inc.	29,700	283,041
Insure.com, Inc.*	9,685	28,668
Investors Title Co.	56,432	1,848,148
Meadowbrook Insurance Group, Inc.	185,200	1,370,480
Mercer Insurance Group, Inc.+	144,257	2,606,724
NYMAGIC, Inc.	62,000	1,070,120

		8,037,081

Internet & Catalog Retail – 1.34%
Gaiam, Inc., Class A*	7,198	50,242
PetMed Express, Inc.+	163,984	3,091,098
Stamps.com, Inc.*	39,700	367,225
US Auto Parts Network, Inc.*	100,900	549,905
ValueVision Media, Inc., Class A*	206,986	685,124

		4,743,594

Internet Software & Services – 1.72%
Innodata Isogen, Inc.*	191,306	1,520,883
Keynote Systems, Inc.*	94,300	889,249
Local.com Corp.*	97,400	486,026
Saba Software, Inc.*	165,817	698,089
support.com, Inc.*	380,100	912,240
Web.Com Group, Inc.*	188,852	1,338,961
Zix Corp.*+	112,782	248,120

		6,093,568

IT Services – 2.08%
Cass Information Systems, Inc.	50,570	1,510,020
Computer Task Group, Inc.*	92,400	749,364
Lionbridge Technologies, Inc.*	316,595	823,147
MoneyGram International, Inc.*	213,500	670,390
Online Resources Corp.*	51,912	320,297
StarTek, Inc.*	55,600	482,608
TechTeam Global, Inc.*	190,370	1,618,145
The Hackett Group, Inc.*	126,389	366,528
Tier Technologies, Inc., Class B*	39,166	332,128

Bridgeway Ultra-Small Company Market Fund

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Common Stocks (continued)
IT Services (continued)
WPCS International, Inc.*	139,000	$528,200

		7,400,827

Leisure Equipment & Products – 0.79%
LeapFrog Enterprises, Inc.*	151,800	623,898
Nautilus, Inc.*	197,700	336,090
Sport Supply Group, Inc., Class A	178,000	1,813,820
Summer Infant, Inc.*	5,400	26,892

		2,800,700

Life Sciences Tools & Services – 0.56%
Accelrys, Inc.*	34,354	199,253
BioClinica, Inc.*	77,100	316,881
BioDelivery Sciences International, Inc.*+	113,100	542,880
Cambrex Corp.*	85,800	540,540
Harvard Bioscience, Inc.*	98,100	371,799

		1,971,353

Machinery – 2.16%
Alamo Group, Inc.	11,036	174,369
Ampco-Pittsburgh Corp.	68,387	1,818,410
Flanders Corp.*	85,183	439,544
Graham Corp.	59,500	925,225
Hurco Cos., Inc.*+	60,234	1,028,797
Key Technology, Inc.*	17,600	189,200
LS Starrett Co., Class A	29,200	303,680
Met-Pro Corp.	18,067	175,069
PMFG, Inc.*+	102,000	1,311,720
Portec Rail Products, Inc.	41,600	394,784
TriMas Corp.*	89,000	453,900
Twin Disc, Inc.	30,941	385,834
Wabash National Corp.*	26,197	71,256
Xerium Technologies, Inc.*	12,570	16,341

		7,688,129

Marine – 0.32%
Horizon Lines, Inc., Class A	181,260	1,151,001

		1,151,001

Media – 3.29%
Alloy, Inc.*	57,500	389,275
Carmike Cinemas, Inc.*	42,800	432,708
Dolan Media Co.*	110,200	1,321,298
Entercom Communications Corp., Class A*	528,186	2,693,749
Entravision Communications Corp., Class A	1,100	1,903
Fisher Communications, Inc.*	25,200	458,136
Global Traffic Network, Inc.*	73,874	344,992
Journal Communications, Inc., Class A	114,100	419,888
Knology, Inc.*	70,053	683,017
Media General, Inc., Class A	134,170	1,147,153
Navarre Corp.*	275,500	606,100
Nexstar Broadcasting Group, Inc., Class A*	6,542	22,439
PRIMEDIA, Inc.	254,837	642,189
Reading International, Inc., Class A*	76,100	312,771
Rentrak Corp.*	83,800	1,496,668
The McClatchy Co., Class A	173,000	442,880
Valassis Communications, Inc.*	14,423	257,883

		11,673,049

Metals & Mining – 0.89%
China Direct Industries, Inc.*	12,672	19,768
China Precision Steel, Inc.*	500	1,360
Friedman Industries	134,400	806,400
General Steel Holdings, Inc.*	89,771	349,209
Great Northern Iron Ore Property+	12,000	1,104,000
Mines Management, Inc.*	98,600	251,430
Paramount Gold & Silver Corp.*	17,180	23,537
Sutor Technology Group, Ltd.*	11,364	35,910
Synalloy Corp.	17,755	168,495
Universal Stainless & Alloy*	22,170	404,603

		3,164,712

Multiline Retail – 0.33%
Retail Ventures, Inc.*	223,440	1,177,529

		1,177,529

Oil, Gas & Consumable Fuels – 3.42%
Adams Resources & Energy, Inc.	22,300	447,115
American Oil & Gas, Inc.*	6,381	12,571
Approach Resources, Inc.*	46,900	425,852
Callon Petroleum Co.*	359,300	657,519
Cheniere Energy, Inc.*+	118,400	346,912
China North East Petroleum Holdings, Ltd.*	33,282	148,770
Crosstex Energy, Inc.+	143,418	757,247
Double Eagle Petroleum Co.*	69,700	333,166
GeoMet, Inc.*	264,100	446,329
GeoResources, Inc.*	37,134	410,331
Gulfport Energy Corp.*	101,000	882,740
National Coal Corp.*+	419,778	516,327
Pyramid Oil Co.*+	69,800	341,322
Rex Energy Corp.*	304,800	2,545,080
Toreador Resources Corp.	118,300	1,181,817
Uranium Resources, Inc.*	554,100	637,215
Vaalco Energy, Inc.+	236,200	1,086,520
Warren Resources, Inc.*	165,600	490,176
Westmoreland Coal Co.*	59,675	485,158

		12,152,167

Paper & Forest Products – 0.60%
KapStone Paper and Packaging Corp.*	127,100	1,034,594
Mercer International, Inc.*+	119,400	404,766
Neenah Paper, Inc.	60,000	706,200

		2,145,560

Quarterly Report  |  September 30, 2009 (Unaudited)

Bridgeway Ultra-Small Company Market Fund

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Common Stocks (continued)
Personal Products – 0.77%
Mannatech, Inc.+	90,680	$347,305
Medifast, Inc.*	73,799	1,602,914
Reliv International, Inc.	103,100	344,354
The Female Health Co.*	87,300	440,865

		2,735,438

Pharmaceuticals – 1.90%
Adolor Corp.*	252,547	401,550
Biodel, Inc.*	70,200	376,974
DepoMed, Inc.*	176,431	771,003
Hi-Tech Pharmacal Co., Inc.*	65,900	1,478,796
ISTA Pharmaceuticals, Inc.*	200,800	895,568
Javelin Pharmaceuticals, Inc.*+	248,600	484,770
K-V Pharmaceutical Co., Class A*	182,125	559,124
MiddleBrook Pharmaceuticals, Inc.*+	450,600	518,190
Penwest Pharmaceuticals Co.*	147,400	308,066
Quigley Corp.*	120,700	275,196
Santarus, Inc.*	67,772	222,970
SuperGen, Inc.*	168,600	450,162

		6,742,369

Professional Services – 1.26%
Acacia Research Corp.*+	24,908	216,949
Barrett Business Services, Inc.	31,600	334,328
Diamond Management & Technology Consultants, Inc.	87,200	597,320
Franklin Covey Co.*	96,525	564,671
GP Strategies Corp.*	76,500	572,985
Hill International, Inc.*	75,000	532,500
On Assignment, Inc.*	89,800	525,330
RCM Technologies, Inc.*	84,959	190,308
Volt Information Sciences, Inc.*	35,200	430,144
VSE Corp.	13,300	518,833

		4,483,368

Real Estate Management & Development – 0.60%
China Housing & Land Development, Inc.*	48,575	187,014
Consolidated-Tomoka Land Co.	43,800	1,677,540
Stratus Properties, Inc.*	32,300	263,245

		2,127,799

Road & Rail – 0.21%
Patriot Transportation Holding, Inc.*	9,916	748,658

		748,658

Semiconductors & Semiconductor Equipment – 3.36%
Amtech Systems, Inc.*	80,046	424,244
Anadigics, Inc.*	255,258	1,202,265
AuthenTec, Inc.*+	533,200	1,492,960
CEVA, Inc.*	186,900	2,009,175
GSI Technology, Inc.*	201,417	803,654
Integrated Silicon Solution, Inc.*	297,741	1,119,506
Kopin Corp.*	290,443	1,394,126
MEMSIC, Inc.*	97,300	364,875
Microtune, Inc.*	176,045	320,402
Photronics, Inc.*+	309,770	1,468,310
Rudolph Technologies, Inc.*	100,600	744,440
Virage Logic Corp.*	117,600	612,696

		11,956,653

Software – 1.88%
Actuate Corp.*	326,030	1,884,453
American Software, Inc., Class A	60,700	396,371
Callidus Software, Inc.*	58,943	177,419
Dynamics Research Corp.*	24,558	319,745
ePlus, Inc.*	19,559	304,143
Interactive Intelligence, Inc.*	64,700	1,236,417
Pervasive Software, Inc.*	99,992	494,960
Phoenix Technologies, LTD.*	229,200	836,580
Sonic Solutions*+	104,700	620,871
SRS Labs, Inc.*	54,400	397,664

		6,668,623

Specialty Retail – 3.34%
America’s Car-Mart, Inc.*	154,500	3,700,275
Books-A-Million, Inc.	49,800	599,592
Cache, Inc.*	14,089	69,882
Casual Male Retail Group, Inc.*	68,971	237,260
Hot Topic, Inc.*+	375,258	2,810,682
Kirkland’s, Inc.*	48,400	689,700
MarineMax, Inc.*	51,732	404,027
Midas, Inc.*	34,600	325,240
REX Stores Corp.*	66,249	722,114
Select Comfort Corp.*	33,939	161,210
Shoe Carnival, Inc.*	11,366	175,264
The Finish Line, Inc., Class A	122,024	1,239,764
Zale Corp.*+	102,500	732,875

		11,867,885

Textiles, Apparel & Luxury Goods – 0.62%
Alpha Pro Tech, Ltd.*	175,000	980,000
Cherokee, Inc.	934	22,388
Culp, Inc.*	74,016	412,269
Fuqi International, Inc.*+	135	3,953
Kenneth Cole Productions, Inc., Class A	2,872	28,806
LaCrosse Footwear, Inc.	8,014	98,172
Perry Ellis International, Inc.*	40,100	643,204

		2,188,792

Thrifts & Mortgage Finance – 5.04%
BankAtlantic Bancorp, Inc., Class A+	1,079,608	3,130,863
Beacon Federal Bancorp, Inc.	35,800	331,150
Citizens Community Bancorp, Inc.	90,400	429,400
Clifton Savings Bancorp, Inc.	127,300	1,247,540
ESB Financial Corp.	25,500	341,445
ESSA Bancorp, Inc.	99,884	1,319,468
Federal Agricultural Mortgage Corp., Class C+	134,300	1,007,250
Fidelity Bancorp, Inc.	47,512	302,651

Bridgeway Ultra-Small Company Market Fund

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
First Defiance Financial Corp.	28,500	$424,935
First Financial Holdings, Inc.+	24,400	389,668
First Financial Northwest, Inc.	56,460	328,597
First Pactrust Bancorp, Inc.	53,800	343,244
First Place Financial Corp.	41,957	123,773
Fox Chase Bancorp, Inc.*	33,700	337,674
Guaranty Federal Bancshares, Inc.*	62,556	369,080
HMN Financial, Inc.*	36,213	135,799
Louisiana Bancorp, Inc.*+	18,000	256,500
LSB Corp.	76,350	801,675
MutualFirst Financial, Inc.	26,200	184,448
New Hampshire Thrift Bancshares, Inc.	18,100	171,588
Prudential Bancorp, Inc. of Pennsylvania+	27,200	273,088
Pulaski Financial Corp.	84,496	639,635
Riverview Bancorp, Inc.*+	80,700	298,590
Rockville Financial, Inc.	72,630	780,772
Rome Bancorp, Inc.	36,219	316,192
Teche Holding Co.	30,100	996,310
United Community Financial Corp.*	130,000	226,200
United Financial Bancorp, Inc.	86,641	1,003,303
United Western Bancorp, Inc.	28,573	113,435
Westfield Financial, Inc.	88,674	751,069
WSB Holdings, Inc.	95,850	213,746
WSFS Financial Corp.	12,200	325,008

		17,914,096

Trading Companies & Distributors – 0.31%
Aceto Corp.	51,200	337,920
Rush Enterprises, Inc., Class B*	32,679	355,874
Willis Lease Finance Corp.*	29,700	405,999

		1,099,793

Water Utilities – 0.32%
Artesian Resources Corp., Class A	10,500	176,610
York Water Co.	68,550	950,103

		1,126,713

Wireless Telecommunication Services – 0.57%
FiberTower Corp.*	66,945	72,301
USA Mobility, Inc.	151,200	1,947,456

		2,019,757

TOTAL COMMON STOCKS – 96.13% (Cost $279,657,957)		341,606,764

EXCHANGE TRADED FUND – 2.33%
iShares Russell Microcap Index Fund +	210,000	8,288,700

TOTAL EXCHANGE TRADED FUNDS – 2.33% (Cost $7,397,346)		8,288,700

	Rate^	Shares	Value
MONEY MARKET FUND – 0.38%
BlackRock Temp Cash Liquidity Fund Institutional Shares #21	0.30%	1,339,015	1,339,015

TOTAL MONEY MARKET FUND – 0.38% (Cost $1,339,015)			1,339,015

TOTAL INVESTMENTS – 98.84% (Cost $288,394,318)			$351,234,479

Other Assets in Excess of Liabilities – 1.16%			4,120,172

NET ASSETS – 100.00%			$355,354,651

*	Non-Income Producing Security.
+	This security or a portion of the security is out on loan at September 30, 2009. Total loaned securities had a market value of 41,871,722 at September 30, 2009.
^	Rate disclosed is as of September 30, 2009.

Ltd – Limited

See Notes to Schedules of Investments.

Quarterly Report  |  September 30, 2009 (Unaudited)

Bridgeway Micro-Cap Limited Fund

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Industry	Company	Shares	Value
Common Stocks - 101.05%

	Aerospace & Defense – 0.96%
	Applied Signal Technology, Inc.	11,400	$265,278

	Air Freight & Logistics – 0.51%
	Air Transport Services Group, Inc.*	40,886	141,466

	Airlines – 1.32%
	Hawaiian Holdings, Inc.*	44,400	366,744

	Auto Components – 1.41%
	China Automotive Systems, Inc.*	13,700	127,273
	Wonder Auto Technology, Inc.*	22,100	265,200

			392,473

	Biotechnology – 0.67%
	Sciclone Pharmaceuticals, Inc.*	43,900	187,014

	Capital Markets – 1.54%
	Broadpoint Gleacher Securities, Inc.*	35,200	293,568
	Prospect Capital Corp.+	12,500	133,875

			427,443

	Chemicals – 3.58%
	Hawkins, Inc.+	5,400	126,144
	Innophos Holdings, Inc.	7,500	138,750
	Omnova Solutions, Inc.*	57,800	374,544
	Stepan Co.	5,900	354,472

			993,910

	Commercial Banks – 4.42%
	First Bancorp	3,700	66,785
	Independent Bank Corp.	6,000	132,780
	Oriental Financial Group+	37,300	473,710
	Southside Bancshares, Inc.	18,795	423,263
	The First of Long Island Corp.	4,900	130,291

			1,226,829

	Commercial Services & Supplies – 2.03%
	APAC Customer Services, Inc.*+	67,900	401,289
	Comfort Systems USA, Inc.	14,000	162,260

			563,549

	Computers & Peripherals – 1.91%
	Adaptec, Inc.*	99,700	332,998
	Cray, Inc.*	23,600	196,588

			529,586

	Construction & Engineering – 0.99%
	Pike Electric Corp.*	23,000	275,540

	Consumer Finance – 2.27%
	Advance America Cash Advance Centers, Inc.	25,600	143,360
	Cardtronics, Inc.*	24,700	193,154
	Nelnet, Inc., Class A*	12,500	155,500
	World Acceptance Corp.*+	5,500	138,655

			630,669

	Containers & Packaging – 2.74%
	AEP Industries, Inc.*	7,500	299,250
	BWAY Holding Co.*	24,900	460,899

			760,149

	Diversified Consumer Services – 1.04%+
	Lincoln Educational Services*	12,667	289,821

	Diversified Telecommunication Services – 0.42%
	Vonage Holdings Corp.	83,191	115,635

	Electrical Equipment – 2.66%
	Canadian Solar, Inc.*	8,100	139,482
	Harbin Electric, Inc.*+	17,000	286,960
	Powell Industries, Inc.*	8,100	310,959

			737,401

	Electronic Equipment & Instruments – 2.95%
	Electro Rent Corp.	12,800	147,456
	Mercury Computer Systems, Inc.*	48,000	473,280
	Multi-Fineline Electronix, Inc.*	6,900	198,099

			818,835

	Energy Equipment & Services – 3.32%
	Geokinetics, Inc.*	8,900	188,680
	Gulfmark Offshore, Inc.*	8,373	274,132
	Natural Gas Services Group, Inc.*	17,400	306,588
	North American Energy Partners, Inc.*	25,200	151,200

			920,600

	Food & Staples Retailing – 0.39%
	Village Super Market, Inc., Class A	3,700	109,039

	Food Products – 2.22%
	American Italian Pasta Co., Class A*	6,400	173,952
	Calavo Growers, Inc.	15,800	299,884
	Seneca Foods Corp., Class A*	5,200	142,480

			616,316

	Gas Utilities – 0.41%
	Chesapeake Utilities Corp.	3,700	114,663

	Health Care Equipment & Supplies – 3.95%
	Cantel Medical Corp.*	21,600	325,296
	Merit Medical Systems, Inc.*	8,200	142,106
	Micrus Endovascular Corp.*	15,700	203,315
	Orthofix International N.V.*	7,000	205,730
	Vascular Solutions, Inc.*	26,500	219,155

			1,095,602

	Health Care Providers & Services – 8.80%
	Air Methods Corp.*	5,900	192,163
	Allion Healthcare, Inc.*	18,400	107,640
	Almost Family, Inc.*+	2,600	77,350
	America Service Group, Inc.	14,000	231,560
	BioScrip, Inc.*	20,400	137,904
	Gentiva Health Services, Inc.*	14,800	370,148
	LHC Group, Inc.*+	9,700	290,321
	Odyssey HealthCare, Inc.*	24,200	302,500
	Providence Service Corp.*	17,100	199,386
	RehabCare Group, Inc.*	12,400	268,956
	Triple-S Management Corp., Class B*	15,800	264,966

			2,442,894

Quarterly Report  |  September 30, 2009 (Unaudited)

Bridgeway Micro-Cap Limited Fund

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
	Health Care Technology – 1.21%
	MedQuist, Inc.	23,500	$149,460
	Merge Healthcare, Inc.*	45,200	185,772

			335,232

	Hotels, Restaurants & Leisure – 3.74%
	Buffalo Wild Wings, Inc.*+	6,500	270,465
	Carrols Restaurant Group, Inc.*	64,400	486,864
	Peet’s Coffee & Tea, Inc.*+	9,900	279,477

			1,036,806

	Household Durables – 2.99%
	American Greetings Corp., Class A	9,200	205,160
	La-Z-Boy, Inc.	57,100	493,915
	National Presto Industries, Inc.	1,500	129,765

			828,840

	Insurance – 5.14%
	FBL Financial Group, Inc., Class A	10,900	211,787
	Infinity Property & Casualty Corp.	4,700	199,656
	Kansas City Life Insurance Co.	4,000	124,560
	Meadowbrook Insurance Group, Inc.	35,900	265,660
	National Interstate Corp.	9,900	173,250
	Safety Insurance Group, Inc.	5,000	164,600
	Tower Group, Inc.+	11,800	287,802

			1,427,315

	Internet & Catalog Retail – 0.98%+
	PetMed Express, Inc.	14,500	273,325

	Internet Software & Services – 3.09%
	EarthLink, Inc.	23,600	198,476
	LivePerson, Inc.*	35,000	176,400
	Marchex, Inc., Class B	29,000	142,390
	Openwave Systems, Inc.*	46,900	121,940
	United Online, Inc.	27,200	218,688

			857,894

	IT Services – 2.57%
	Global Cash Access Holdings, Inc.*	44,300	323,833
	NCI, Inc., Class A*+	8,300	237,878
	Virtusa Corp.*	16,100	152,789

			714,500

	Leisure Equipment & Products – 0.94%+
	Sturm, Ruger & Co., Inc.	20,100	260,094

	Machinery – 1.49%
	Chart Industries, Inc.*	12,500	269,875
	The Gorman-Rupp Co.	5,800	144,478

			414,353

	Marine – 0.51%
	International Shipholding Corp.	4,600	141,726

	Media – 0.48%
	Mediacom Communications Corp., Class A*	23,000	132,480

	Oil, Gas & Consumable Fuels – 3.71%
	Endeavour International Corp.*	76,100	92,081
	Gulfport Energy Corp.*	47,500	415,150
	Quicksilver Gas Services LP+	12,400	214,520
	Vanguard Natural Resources LLC	18,800	309,072

			1,030,823

	Personal Products – 1.39%
	China Sky One Medical, Inc.*+	18,700	246,653
	The Female Health Co.*	27,500	138,875

			385,528

	Pharmaceuticals – 3.82%
	Hi-Tech Pharmacal Co., Inc.*	10,900	244,596
	Lannett Co., Inc.*	28,300	211,684
	Par Pharmaceutical Cos., Inc.*	12,600	271,026
	Questcor Pharmaceuticals, Inc.*	60,100	331,752

			1,059,058

	Professional Services – 0.82%
	VSE Corp.	5,800	226,258

	Real Estate Investment Trusts (REITs) – 1.27%
	Agree Realty Corp.	6,900	158,217
	Medical Properties Trust, Inc.	24,800	193,688

			351,905

	Semiconductors & Semiconductor Equipment – 1.84%
	NVE Corp.*	9,600	510,336

	Software – 3.88%
	ClickSoftware Technologies, Ltd.*	19,000	119,510
	Ebix, Inc.*+	7,600	420,736
	Smith Micro Software, Inc.*	11,500	142,140
	Tyler Technologies, Inc.*	12,300	210,207
	VanceInfo Technologies, Inc. - ADR*	9,500	184,680

			1,077,273

	Specialty Retail – 8.05%
	JOS A Bank Clothiers, Inc.*	6,700	299,959
	Kirkland’s, Inc.*	31,900	454,575
	Monro Muffler Brake, Inc.	5,700	181,203
	Stein Mart, Inc.*	56,100	713,031
	The Pep Boys - Manny, Moe & Jack	47,200	461,144
	West Marine, Inc.*	16,000	125,760

			2,235,672

	Textiles, Apparel & Luxury Goods – 0.77%+
	Fuqi International, Inc.*	7,300	213,744

	Thrifts & Mortgage Finance – 1.60%
	Danvers Bancorp, Inc.	15,800	214,722
	ESB Financial Corp.	10,500	140,595
	United Financial Bancorp, Inc.	7,700	89,166

			444,483

	Water Utilities – 0.25%
	Consolidated Water Co., Inc.	4,196	68,521

Bridgeway Micro-Cap Limited Fund

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Common Stocks (continued)

TOTAL COMMON STOCKS – 101.05% (Cost $22,755,459)			28,047,622

	Rate^	Shares	Value
MONEY MARKET FUND – 0.24%
BlackRock Temp Cash Liquidity Fund Institutional Shares #21	0.30%	66,825	$66,825

TOTAL MONEY MARKET FUND – 0.24% (Cost $66,825)			66,825

TOTAL INVESTMENTS – 101.29% (Cost $22,822,284)			$28,114,447

Liabilities in Excess of Other Assets – (1.29)%			(356,917)

NET ASSETS – 100.00%			$27,757,530

*	Non-Income Producing Security.
+	This security or a portion of the security is out on loan at September 30, 2009. Total loaned securities had a market value of 3,920,012 at September 30, 2009.
^	Rate disclosed is as of September 30, 2009.

ADR – American Depositary Receipt

LLC – Limited Liability Co.

LP – Limited Partnership

Ltd – Limited

See Notes to Schedules of Investments.

Quarterly Report  |  September 30, 2009 (Unaudited)

Bridgeway Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS – 99.77%
	Aerospace & Defense – 1.13%
	Applied Signal Technology, Inc.	33,800	$786,526

	Airlines – 2.22%+
	AirTran Holdings, Inc.*	247,500	1,546,875

	Biotechnology – 1.79%
	Cubist Pharmaceuticals, Inc.*	43,100	870,620
	Spectrum Pharmaceuticals, Inc.*+	55,600	374,188

			1,244,808

	Capital Markets – 3.03%
	Broadpoint Gleacher Securities, Inc.*	194,000	1,617,960
	Triangle Capital Corp.	39,837	491,589

			2,109,549

	Chemicals – 2.34%
	NewMarket Corp.	17,500	1,628,200

	Commercial Banks – 1.45%
	Southside Bancshares, Inc.	44,835	1,009,684

	Commercial Services & Supplies – 2.21%
	APAC Customer Services, Inc.*+	175,100	1,034,841
	Sykes Enterprises, Inc.*	24,200	503,844

			1,538,685

	Containers & Packaging – 1.95%
	Rock-Tenn Co., Class A	28,800	1,356,768

	Diversified Consumer Services – 2.90%+
	Corinthian Colleges, Inc.*	42,300	785,088
	Lincoln Educational Services*	34,800	796,224
	Strayer Education, Inc.	2,000	435,360

			2,016,672

	Electrical Equipment – 2.10%
	American Superconductor Corp.*	43,500	1,458,990

	Energy Equipment & Services – 5.74%
	Bolt Technology Corp.*	119,277	1,499,312
	Dril-Quip, Inc.*	18,300	908,412
	Gulfmark Offshore, Inc.*	15,050	492,737
	Natural Gas Services Group, Inc.*	20,300	357,686
	Oceaneering International, Inc.*	13,000	737,750

			3,995,897

	Food Products – 4.81%
	American Italian Pasta Co., Class A*	23,700	644,166
	Green Mountain Coffee Roasters, Inc.*+	20,550	1,517,412
	Lancaster Colony Corp.	23,125	1,185,619
			3,347,197

	Health Care Equipment & Supplies – 4.51%+
	American Medical Systems Holdings, Inc.*	96,300	1,629,396
	Cyberonics, Inc.*	53,600	854,384
	Hologic, Inc.*	40,100	655,234

			3,139,014

	Health Care Providers & Services – 7.73%
	Almost Family, Inc.*+	66,800	1,987,300
	Amedisys, Inc.*+	14,000	610,820
	America Service Group, Inc.	48,500	802,190
	Emergency Medical Services Corp., Class A*	21,100	981,150
	LHC Group, Inc.*+	33,400	999,662

			5,381,122

	Hotels, Restaurants & Leisure – 4.48%
	Buffalo Wild Wings, Inc.*+	18,200	757,302
	Peet’s Coffee & Tea, Inc.*+	26,400	745,272
	Texas Roadhouse, Inc., Class A*	152,433	1,618,838

			3,121,412

	Household Products – 1.21%
	Orchids Paper Products Co.*	42,200	844,000

	Insurance – 1.04%+
	Tower Group, Inc.	29,700	724,383

	Internet & Catalog Retail – 4.59%+
	Netflix, Inc.*	27,800	1,283,526
	PetMed Express, Inc.	50,500	951,925
	priceline.com, Inc.*	5,800	961,756

			3,197,207

	Internet Software & Services – 1.33%+
	Equinix, Inc.*	10,100	929,200

	IT Services – 7.88%
	Cognizant Technology Solutions Corp., Class A*	54,480	2,106,197
	CSG Systems International, Inc.*	52,900	846,929
	Sapient Corp.*	314,800	2,530,992

			5,484,118

	Leisure Equipment & Products – 0.95%+
	Sturm, Ruger & Co., Inc.	50,900	658,646

	Machinery – 1.87%+
	Valmont Industries, Inc.	15,300	1,303,254

	Marine – 2.33%+
	Kirby Corp.*	44,000	1,620,080

	Multiline Retail – 1.88%
	99 Cents Only Stores*	97,400	1,310,030

	Personal Products – 1.70%
	NBTY, Inc.*	30,000	1,187,400

	Pharmaceuticals – 0.86%
	Questcor Pharmaceuticals, Inc.*	108,600	599,472

	Professional Services – 3.95%
	ICF International, Inc.*	33,000	1,000,560
	VSE Corp.	44,900	1,751,549

			2,752,109

	Semiconductors & Semiconductor Equipment – 2.06%
	NVE Corp.*	27,000	1,435,320

	Software – 8.86%
	Advent Software, Inc.*+	21,100	849,275
	Concur Technologies, Inc.*	28,900	1,149,064
	Informatica Corp.*+	101,900	2,300,902
	Tyler Technologies, Inc.*	109,600	1,873,064

			6,172,305

	Specialty Retail – 10.64%
	Aeropostale, Inc.*+	25,900	1,125,873
	Gymboree Corp.*+	43,100	2,085,178

Quarterly Report  |  September 30, 2009 (Unaudited)

Bridgeway Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
	Specialty Retail (continued)
	JOS A Bank Clothiers, Inc.*+	40,000	$1,790,800
	Kirkland’s, Inc.*	13,700	195,225
	The Buckle, Inc.+	35,850	1,223,919
	Tractor Supply Co.*+	20,400	987,768

			7,408,763
	Textiles, Apparel & Luxury Goods – 0.23%
	Warnaco Group, Inc.*	3,600	157,896

	TOTAL COMMON STOCKS – 99.77% (Cost $54,372,152)		69,465,582

	TOTAL INVESTMENTS – 99.77% (Cost $54,372,152)		$69,465,582

	Other Assets in Excess of Liabilities – 0.23%		159,834

	NET ASSETS – 100.00%		$69,625,416

*	Non-Income Producing Security.
+	This security or a portion of the security is out on loan at September 30, 2009. Total loaned securities had a market value of 21,359,082 at September 30, 2009.

See Notes to Schedules of Investments.

Bridgeway Small-Cap Value Fund

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS – 100.13%
	Airlines – 1.37%
	Republic Airways Holdings, Inc.*	214,700	$2,003,151

	Capital Markets – 4.84%
	American Capital, Ltd.+	47,017	151,865
	Evercore Partners, Inc., Class A+	63,500	1,855,470
	Knight Capital Group, Inc., Class A*	165,600	3,601,800
	Prospect Capital Corp.+	138,800	1,486,548

			7,095,683

	Chemicals – 1.95%
	Innophos Holdings, Inc.	78,605	1,454,193
	LSB Industries, Inc.*	90,300	1,405,971

			2,860,164

	Commercial Banks – 0.99%+
	Wilmington Trust Corp.	102,600	1,456,920

	Commercial Services & Supplies – 3.06%
	Comfort Systems USA, Inc.	178,780	2,072,060
	RR Donnelley & Sons Co.	113,600	2,415,136

			4,487,196

	Communications Equipment – 0.44%+
	UTStarcom, Inc.*	305,800	639,122

	Construction & Engineering – 2.42%
	EMCOR Group, Inc.*	75,700	1,916,724
	Tutor Perini Corp.*+	76,400	1,627,320

			3,544,044

	Consumer Finance – 4.88%
	AmeriCredit Corp.*+	146,400	2,311,656
	Dollar Financial Corp.*	81,700	1,308,834
	Nelnet, Inc., Class A*	138,700	1,725,428
	World Acceptance Corp.*+	71,400	1,799,994

			7,145,912

	Containers & Packaging – 5.77%
	BWAY Holding Co.*+	124,400	2,302,644
	Greif, Inc., Class A	52,200	2,873,610
	Rock-Tenn Co., Class A	38,497	1,813,594
	Temple-Inland, Inc.	89,100	1,463,022

			8,452,870

	Electrical Equipment – 1.91%
	Polypore International, Inc.*	216,900	2,800,179

	Electronic Equipment & Instruments – 8.34%
	Multi-Fineline Electronix, Inc.*	157,600	4,524,696
	SYNNEX Corp.*	144,600	4,407,408
	Tech Data Corp.*+	79,300	3,299,673

			12,231,777

	Energy Equipment & Services – 5.10%
	Atwood Oceanics, Inc.*+	90,200	3,181,354
	Gulfmark Offshore, Inc.*	64,945	2,126,299
	Hornbeck Offshore Services, Inc.*	44,300	1,220,908
	Tidewater, Inc.	20,000	941,800

			7,470,361

	Food & Staples Retailing – 0.15%
	Casey’s General Stores, Inc.	6,900	216,522

	Food Products – 0.97%
	Seneca Foods Corp., Class A*	52,000	1,424,800

	Health Care Equipment & Supplies – 1.96%
	ev3, Inc.*	233,400	2,873,154

	Health Care Providers & Services – 4.78%
	Emergency Medical Services Corp., Class A*	39,600	1,841,400
	Gentiva Health Services, Inc.*	69,300	1,733,193
	HealthSpring, Inc.*	280,600	3,437,350

			7,011,943

	Hotels, Restaurants & Leisure – 2.63%
	Bob Evans Farms, Inc.	71,800	2,086,508
	Carrols Restaurant Group, Inc.*	234,400	1,772,064

			3,858,572

	Household Durables – 0.59%
	La-Z-Boy, Inc.	100,200	866,730

	Household Products – 2.10%+
	Central Garden & Pet Co.*	262,200	3,080,850

	Insurance – 11.49%
	American Financial Group, Inc.	85,300	2,175,150
	American Physicians Capital, Inc.	44,533	1,282,995
	Amerisafe, Inc.*	204,747	3,531,886
	AmTrust Financial Services, Inc.	113,600	1,296,176
	Horace Mann Educators Corp.	170,800	2,386,076
	Meadowbrook Insurance Group, Inc.	239,800	1,774,520
	Tower Group, Inc.	110,000	2,682,900
	Unitrin, Inc.	87,600	1,707,324

			16,837,027

	Internet Software & Services – 3.18%
	EarthLink, Inc.+	369,600	3,108,336
	United Online, Inc.	193,496	1,555,708

			4,664,044

	IT Services – 1.49%
	Acxiom Corp.*	78,400	741,664
	Wright Express Corp.*	49,000	1,445,990

			2,187,654

	Leisure Equipment & Products – 1.05%+
	Polaris Industries, Inc.	37,800	1,541,484

	Life Sciences Tools & Services – 1.05%+
	Life Technologies Corp.*	33,200	1,545,460

	Machinery – 2.64%
	Chart Industries, Inc.*	179,000	3,864,610

	Marine – 1.49%
	International Shipholding Corp.	70,900	2,184,429

	Media – 0.94%
	Mediacom Communications Corp., Class A*	238,800	1,375,488

	Metals & Mining – 0.66%
	US Gold Corp.*	333,400	963,526

	Multi-Utilities – 1.08%
	NorthWestern Corp.	64,700	1,580,621

Quarterly Report  |  September 30, 2009 (Unaudited)

Bridgeway Small-Cap Value Fund

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
	Multiline Retail – 1.28%+
	Big Lots, Inc.*	19,300	$482,886
	Fred’s, Inc., Class A	109,000	1,387,570

			1,870,456

	Oil, Gas & Consumable Fuels – 4.69%
	Callon Petroleum Co.*+	119,600	218,868
	Rosetta Resources, Inc.*	164,400	2,415,036
	Vanguard Natural Resources LLC+	137,400	2,258,856
	World Fuel Services Corp.+	41,200	1,980,484

			6,873,244

	Pharmaceuticals – 1.26%
	Par Pharmaceutical Cos., Inc.*	85,900	1,847,709

	Real Estate Investment Trusts (REITs) – 4.12%+
	BioMed Realty Trust, Inc.	130,400	1,799,520
	Kilroy Realty Corp.	39,000	1,081,860
	Mack-Cali Realty Corp.	33,400	1,079,822
	Weingarten Realty Investors	104,240	2,076,461

			6,037,663

	Real Estate Management & Development – 0.13%
	Altisource Portfolio Solutions SA*	13,666	197,337

	Specialty Retail – 6.70%
	Coldwater Creek, Inc.*	67,200	551,040
	Jo-Ann Stores, Inc.*	25,700	689,531
	Kirkland’s, Inc.*	96,900	1,380,825
	Stein Mart, Inc.*	240,900	3,061,839
	The Pep Boys - Manny, Moe & Jack	319,000	3,116,630
	West Marine, Inc.*	129,400	1,017,084

			9,816,949

	Textiles, Apparel & Luxury Goods – 2.14%
	UniFirst Corp.	70,700	3,142,615

	Thrifts & Mortgage Finance – 0.49%
	Radian Group, Inc.	68,200	721,556

	TOTAL COMMON STOCKS – 100.13% (Cost $123,613,355)		146,771,822

	TOTAL INVESTMENTS – 100.13% (Cost $123,613,355)		$146,771,822

	Liabilities in Excess of Other Assets – (0.13)%		(192,836)

	NET ASSETS – 100.00%		$146,578,986

*	Non-Income Producing Security.
+	This security or a portion of the security is out on loan at September 30, 2009. Total loaned securities had a market value of 24,907,059 at September 30, 2009.

LLC – Limited Liability Co.

Ltd – Limited

See Notes to Schedules of Investments.

Bridgeway Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS – 99.95%
	Aerospace & Defense – 2.51%+
	Rockwell Collins, Inc.	36,600	$1,859,280

	Air Freight & Logistics – 1.73%+
	CH Robinson Worldwide, Inc.	22,200	1,282,050

	Beverages – 1.92%
	Coca-Cola Co.+	12,500	671,250
	Coca-Cola Enterprises, Inc.	35,000	749,350

			1,420,600

	Biotechnology – 7.78%
	Amgen, Inc.*	32,200	1,939,406
	Biogen Idec, Inc.*	28,200	1,424,664
	Gilead Sciences, Inc.*	37,740	1,757,929
	Myriad Genetics, Inc.*	22,100	605,540
	Myriad Pharmaceuticals, Inc.*	5,525	32,377

			5,759,916

	Capital Markets – 1.63%
	Franklin Resources, Inc.	7,800	784,680
	State Street Corp.	8,000	420,800

			1,205,480

	Chemicals – 1.08%
	Praxair, Inc.	9,800	800,562

	Communications Equipment – 5.11%
	Cisco Systems, Inc.*	96,600	2,273,964
	Harris Corp.	22,100	830,960
	Harris Stratex Networks, Inc., Class A*	5,490	38,430
	Juniper Networks, Inc.*+	23,600	637,672

			3,781,026

	Computers & Peripherals – 14.09%
	Apple, Inc.*	17,100	3,169,827
	EMC Corp.*	158,700	2,704,248
	Hewlett-Packard Co.	42,200	1,992,262
	International Business Machines Corp.	21,400	2,559,654

			10,425,991

	Containers & Packaging – 0.41%
	Crown Holdings, Inc.*	11,200	304,640

	Diversified Consumer Services – 2.05%
	Apollo Group, Inc., Class A*	9,500	699,865
	ITT Educational Services, Inc.*+	7,400	817,034

			1,516,899

	Diversified Telecommunication Services – 1.04%
	AT&T, Inc.	28,500	769,785

	Electrical Equipment – 2.25%+
	First Solar, Inc.*	10,900	1,666,174

	Energy Equipment & Services – 10.17%
	Cameron International Corp.*	41,800	1,580,876
	Diamond Offshore Drilling, Inc.+	22,900	2,187,408
	FMC Technologies, Inc.*+	30,900	1,614,216
	National Oilwell Varco, Inc.*	19,400	836,722
	Noble Corp.	34,400	1,305,824

			7,525,046

	Food & Staples Retailing – 1.17%
	CVS Caremark Corp.	24,140	862,763

	Food Products – 0.90%+
	Kraft Foods, Inc., Class A	25,400	667,258

	Health Care Equipment & Supplies – 3.32%
	CR Bard, Inc.	1,800	141,498
	Intuitive Surgical, Inc.*	3,500	917,875
	Medtronic, Inc.	4,400	161,920
	Stryker Corp.	27,200	1,235,696

			2,456,989

	Health Care Providers & Services – 4.52%
	Express Scripts, Inc.*	29,900	2,319,642
	Medco Health Solutions, Inc.*+	18,600	1,028,766

			3,348,408

	Internet & Catalog Retail – 3.49%
	Amazon.com, Inc.*	17,400	1,624,464
	priceline.com, Inc.*+	5,800	961,756

			2,586,220

	Internet Software & Services – 4.56%
	Equinix, Inc.*+	9,200	846,400
	Google, Inc., Class A*	5,100	2,528,835

			3,375,235

	IT Services – 2.32%
	Cognizant Technology Solutions Corp., Class A*	22,000	850,520
	MasterCard, Inc., Class A+	4,300	869,245

			1,719,765

	Media – 1.70%
	Comcast Corp., Class A	33,100	559,059
	Thomson Reuters Corp.	20,800	698,256

			1,257,315

	Multiline Retail – 1.01%
	Family Dollar Stores, Inc.	28,200	744,480

	Oil, Gas & Consumable Fuels – 2.34%
	Exxon Mobil Corp.	10,500	720,405
	Southwestern Energy Co.*	23,700	1,011,516

			1,731,921

	Pharmaceuticals – 6.43%
	Bristol-Myers Squibb Co.	79,500	1,790,340
	Johnson & Johnson	27,300	1,662,297
	Merck & Co., Inc.+	41,400	1,309,482

			4,762,119

	Road & Rail – 1.42%
	Union Pacific Corp.	18,000	1,050,300

	Semiconductors & Semiconductor Equipment – 1.43%
	Intel Corp.	54,200	1,060,694

	Software – 5.22%
	CA, Inc.	35,000	769,650
	Intuit, Inc.*	26,300	749,550
	Microsoft Corp.	36,800	952,752
	Oracle Corp.	66,700	1,390,028

			3,861,980

	Specialty Retail – 5.25%
	AutoZone, Inc.*	5,600	818,832
	Best Buy Co., Inc.	11,700	438,984
	O’Reilly Automotive, Inc.*+	19,500	704,730
	Ross Stores, Inc.+	16,200	773,874
	The TJX Cos., Inc.	30,900	1,147,935

			3,884,355

	Thrifts & Mortgage Finance – 1.95%
	Hudson City Bancorp, Inc.	109,700	1,442,555

Quarterly Report  |  September 30, 2009 (Unaudited)

Bridgeway Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company		Shares	Value
Common Stocks (continued)
	Trading Companies & Distributors – 1.15%
	WW Grainger, Inc.		9,500	$848,920

TOTAL COMMON STOCKS – 99.95% (Cost $69,484,840)				73,978,726

		Rate^	Shares	Value
	MONEY MARKET FUND – 0.15%
	BlackRock Temp Cash Liquidity Fund Institutional Shares #21	0.30%	112,399	112,399

	TOTAL MONEY MARKET FUND – 0.15% (Cost $112,399)			112,399

	TOTAL INVESTMENTS – 100.10% (Cost $69,597,239)			$74,091,125

	Liabilities in Excess of Other Assets – (0.10)%			(74,480)

	NET ASSETS – 100.00%			$74,016,645

+	This security or a portion of the security is out on loan at September 30, 2009. Total loaned securities had a market value of 15,228,898 at September 30, 2009.
*	Non-Income Producing Security.
^	Rate disclosed is as of September 30, 2009.

See Notes to Schedules of Investments.

Bridgeway Large-Cap Value Fund

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS – 98.87%
	Aerospace & Defense – 8.32%
	L-3 Communications Holdings, Inc.+	4,300	$345,376
	Northrop Grumman Corp.	6,100	315,675
	Raytheon Co.+	20,000	959,400
	United Technologies Corp.+	14,900	907,857

			2,528,308

	Airlines – 1.18%+
	Southwest Airlines Co.	37,500	360,000

	Automobiles – 1.41%+
	Ford Motor Co.*	59,400	428,274

	Beverages – 1.06%+
	Coca-Cola Enterprises, Inc.	15,100	323,291

	Capital Markets – 3.97%
	Goldman Sachs Group, Inc.	2,700	497,745
	SEI Investments Co.	13,900	273,552
	State Street Corp.	8,300	436,580

			1,207,877

	Chemicals – 1.33%
	E.I. du Pont de Nemours & Co.	12,600	404,964

	Commercial Banks – 3.66%+
	BB&T Corp.	14,300	389,532
	Wells Fargo & Co.	25,700	724,226

			1,113,758

	Commercial Services & Supplies – 1.45%
	RR Donnelley & Sons Co.	20,700	440,082

	Computers & Peripherals – 6.25%
	Hewlett-Packard Co.	16,000	755,360
	International Business Machines Corp.+	5,300	633,933
	Western Digital Corp.*+	14,000	511,420

			1,900,713

	Consumer Finance – 2.16%+
	American Express Co.	19,400	657,660

	Diversified Telecommunication Services – 6.56%
	AT&T, Inc.+	33,449	903,458
	CenturyTel, Inc.	9,300	312,480
	Verizon Communications, Inc.	25,730	778,847

			1,994,785

	Electric Utilities – 3.25%
	American Electric Power Co., Inc.	21,900	678,681
	Southern Co.+	9,750	308,782

			987,463

	Energy Equipment & Services – 4.43%
	National Oilwell Varco, Inc.*	8,500	366,605
	Noble Corp.	25,800	979,368

			1,345,973

	Food & Staples Retailing – 1.35%
	CVS Caremark Corp.	11,480	410,295

	Food Products – 1.07%
	ConAgra Foods, Inc.	15,000	325,200

	Health Care Providers & Services – 5.15%
	AmerisourceBergen Corp.	15,800	353,604
	CIGNA Corp.	4,900	137,641
	McKesson Corp.+	9,300	553,815
	Medco Health Solutions, Inc.*+	9,400	519,914

			1,564,974

	Insurance – 9.86%
	Aflac, Inc.	17,100	730,854
	Berkshire Hathaway, Inc., Class B*	240	797,520
	Chubb Corp.	14,300	720,863
	Loews Corp.+	10,800	369,900
	Prudential Financial, Inc.	7,600	379,316

			2,998,453

	Internet Software & Services – 1.51%
	eBay, Inc.*	19,400	458,034

	IT Services – 1.61%
	Computer Sciences Corp.*	9,300	490,203

	Media – 4.83%
	News Corp., Class A	26,000	311,740
	Time Warner Cable, Inc.*+	5,262	226,740
	Time Warner, Inc.	20,966	603,401
	Washington Post Co., Class B+	700	327,656

			1,469,537

	Multiline Retail – 2.07%
	Family Dollar Stores, Inc.	10,800	285,120
	Target Corp.	7,400	345,432

			630,552

	Oil, Gas & Consumable Fuels – 6.64%
	Chesapeake Energy Corp.+	22,000	624,800
	Chevron Corp.	8,414	592,598
	ConocoPhillips	9,100	410,956
	Exxon Mobil Corp.	5,700	391,077

			2,019,431

	Pharmaceuticals – 5.99%
	Bristol-Myers Squibb Co.	25,100	565,252
	Merck & Co., Inc.+	10,100	319,463
	Pfizer, Inc.	37,800	625,590
	Watson Pharmaceuticals, Inc.*	8,500	311,440

			1,821,745

	Real Estate Investment Trusts (REITs) – 2.92%
	AvalonBay Communities, Inc.	3,900	283,647
	HCP, Inc.+	10,165	292,142
	Ventas, Inc.+	8,100	311,850

			887,639

	Road & Rail – 2.56%
	CSX Corp.	9,100	380,926
	Union Pacific Corp.	6,800	396,780

			777,706

	Software – 1.01%
	CA, Inc.	13,900	305,661

	Specialty Retail – 3.44%+
	Home Depot, Inc.	23,900	636,696
	The Gap, Inc.	19,100	408,740

			1,045,436

	Textiles, Apparel & Luxury Goods – 1.16%+
	Polo Ralph Lauren Corp.	4,600	352,452

	Thrifts & Mortgage Finance – 1.16%+
	New York Community Bancorp, Inc.	31,000	354,020

Quarterly Report  |  September 30, 2009 (Unaudited)

Bridgeway Large-Cap Value Fund

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Industry	Company		Shares	Value
	Common Stocks (continued)
	Wireless Telecommunication Services – 1.51%
	Telephone & Data Systems, Inc.		14,800	$458,948

	TOTAL COMMON STOCKS – 98.87% (Cost $24,939,584)			30,063,434

		Rate^	Shares	Value
	MONEY MARKET FUND – 1.29%
	BlackRock Temp Cash Liquidity Fund Institutional Shares #21	0.30%	391,461	391,461

	TOTAL MONEY MARKET FUND – 1.29% (Cost $391,461)			391,461

	TOTAL INVESTMENTS – 100.16% (Cost $25,331,045)			$30,454,895

	Liabilities in Excess of Other Assets – (0.16)%			(49,078)

	NET ASSETS – 100.00%			$30,405,817

+	This security or a portion of the security is out on loan at September 30, 2009. Total loaned securities had a market value of 10,235,908 at September 30, 2009.
*	Non-Income Producing Security.
^	Rate disclosed is as of September 30, 2009.

See Notes to Schedules of Investments.

Bridgeway Blue Chip 35 Index Fund

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS – 100.37%
	Aerospace & Defense – 2.61%
	United Technologies Corp.	87,080	$5,305,784
	Air Freight & Logistics – 2.70%
	United Parcel Service, Inc., Class B	97,263	5,492,442
	Beverages – 5.41%
	Coca-Cola Co.	104,657	5,620,081
	PepsiCo., Inc.	91,450	5,364,457

			10,984,538
	Capital Markets – 3.81%
	Goldman Sachs Group, Inc.	42,000	7,742,700
	Chemicals – 2.46%
	Monsanto Co.	64,650	5,003,910
	Commercial Banks – 2.66%
	Wells Fargo & Co.	191,959	5,409,405
	Communications Equipment – 2.65%
	Cisco Systems, Inc.*	228,308	5,374,370
	Computers & Peripherals – 9.10%
	Apple, Inc.*	36,250	6,719,662
	Hewlett-Packard Co.	129,100	6,094,811
	International Business Machines Corp.	47,342	5,662,577

			18,477,050
	Diversified Financial Services – 6.36%
	Bank of America Corp.	383,808	6,494,031
	JPMorgan Chase & Co.	146,795	6,432,557

			12,926,588
	Diversified Telecommunication Services – 5.56%
	AT&T, Inc.	217,025	5,861,845
	Verizon Communications, Inc.	179,389	5,430,105

			11,291,950
	Energy Equipment & Services – 3.18%
	Schlumberger, Ltd.	108,500	6,466,600
	Food & Staples Retailing – 5.32%
	CVS Caremark Corp.	150,500	5,378,870
	Wal-Mart Stores, Inc.	110,419	5,420,469

			10,799,339
	Hotels, Restaurants & Leisure – 2.72%
	McDonald’s Corp.	96,600	5,512,962
	Household Products – 2.71%
	Procter & Gamble Co.	95,126	5,509,698
	Industrial Conglomerates – 5.94%
	3M Co.	89,300	6,590,340
	General Electric Co.	333,543	5,476,776

			12,067,116
	Insurance – 2.73%
	Berkshire Hathaway, Inc., Class B*	1,668	5,542,764
	Internet Software & Services – 2.73%
	Google, Inc., Class A*	11,170	5,538,644
	IT Services – 2.60%
	Visa, Inc., Class A	76,500	5,286,915
	Oil, Gas & Consumable Fuels – 10.58%
	Chevron Corp.	77,295	5,443,887
	ConocoPhillips	112,315	5,072,145
	Exxon Mobil Corp.	78,687	5,398,715
	Occidental Petroleum Corp.	71,000	5,566,400

			21,481,147
	Pharmaceuticals – 10.56%
	Abbott Laboratories	111,700	5,525,799
	Johnson & Johnson	85,552	5,209,262
	Merck & Co., Inc.	163,335	5,166,286
	Pfizer, Inc.	335,144	5,546,633

			21,447,980
	Semiconductors & Semiconductor Equipment – 2.65%
	Intel Corp.	275,143	5,384,549
	Software – 5.33%
	Microsoft Corp.	219,545	5,684,020
	Oracle Corp.	246,913	5,145,667

			10,829,687

	TOTAL COMMON STOCKS – 100.37% (Cost $188,424,256)		203,876,138

	TOTAL INVESTMENTS – 100.37% (Cost $188,424,256)		$203,876,138

	Liabilities in Excess of Other Assets – (0.37)%		(754,434)

	NET ASSETS – 100.00%		$203,121,704

*	Non-Income Producing Security.

Ltd – Limited

See Notes to Schedules of Investments.

Quarterly Report  |  September 30, 2009 (Unaudited)

Bridgeway Balanced Fund

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS – 49.41%
	Aerospace & Defense – 1.30%
	General Dynamics Corp.	1,400	$90,440
	Honeywell International, Inc.+	2,900	107,735
	Lockheed Martin Corp.+	3,470	270,938
	Northrop Grumman Corp.#	2,200	113,850
	United Technologies Corp.+	940	57,274

			640,237
	Air Freight & Logistics – 0.18%+#
	FedEx Corp.	1,200	90,264
	Airlines – 0.32%#
	AirTran Holdings, Inc.*	25,000	156,250
	Beverages – 1.29%
	Brown-Forman Corp., Class B+	2,950	142,249
	Coca-Cola Co.+	3,900	209,430
	Dr Pepper Snapple Group, Inc.*	300	8,625
	Pepsi Bottling Group, Inc.	4,400	160,336
	PepsiCo., Inc.+#	1,900	111,454

			632,094
	Biotechnology – 0.82%#
	Genzyme Corp.*+	1,800	102,114
	Gilead Sciences, Inc.*	6,500	302,770

			404,884
	Capital Markets – 1.78%
	Ameriprise Financial, Inc.#	2,780	100,997
	Bank of New York Mellon Corp.#	3,332	96,595
	Charles Schwab Corp.+#	5,100	97,665
	E*Trade Financial Corp.*	11,400	19,950
	Franklin Resources, Inc.+	300	30,180
	Goldman Sachs Group, Inc.	700	129,045
	Morgan Stanley+#	3,000	92,640
	State Street Corp.#	5,800	305,080

			872,152
	Chemicals – 1.34%
	Monsanto Co.#	4,000	309,600
	Potash Corp. of Saskatchewan, Inc.#	3,000	271,020
	Sigma-Aldrich Corp.+	1,400	75,572

			656,192
	Commercial Banks – 1.38%
	BB&T Corp.+#	5,800	157,992
	Comerica, Inc.+	2,600	77,142
	KeyCorp.#	9,900	64,350
	Marshall & Ilsley Corp.+#	8,200	66,174
	Wells Fargo & Co.+#	11,071	311,981

			677,639
	Commercial Services & Supplies – 0.08%+#
	Pitney Bowes, Inc.	1,600	39,760
	Communications Equipment – 1.37%
	Ciena Corp.*+#	10,742	174,880
	Cisco Systems, Inc.*	14,600	343,684
	Juniper Networks, Inc.*+#	2,700	72,954
	Motorola, Inc.+	9,200	79,028

			670,546
	Computers & Peripherals – 2.85%
	Apple, Inc.*#	2,500	463,425
	EMC Corp.*	7,300	124,392
	Hewlett-Packard Co.#	7,800	368,238
	International Business Machines Corp.+	1,000	119,610
	Lexmark International, Inc., Class A*+#	3,000	64,620
	NetApp, Inc.*+	3,300	88,044
	Teradata Corp.*	6,200	170,624

			1,398,953
	Construction & Engineering – 0.11%+
	Fluor Corp.	1,100	55,935
	Diversified Financial Services – 0.43%
	Citigroup, Inc.	5,100	24,684
	JPMorgan Chase & Co.+#	4,300	188,426

			213,110
	Diversified Telecommunication Services – 1.61%#
	AT&T, Inc.+	18,300	494,283
	Verizon Communications, Inc.	9,700	293,619

			787,902
	Electric Utilities – 0.39%
	Allegheny Energy, Inc.+	2,300	60,996
	Exelon Corp.	1,100	54,582
	Progress Energy, Inc.+#	1,900	74,214

			189,792
	Electrical Equipment – 0.16%+#
	Emerson Electric Co.	1,900	76,152
	Electronic Equipment & Instruments – 0.41%+
	Corning, Inc.	4,500	68,895
	FLIR Systems, Inc.*#	4,700	131,459

			200,354
	Energy Equipment & Services – 0.77%
	Halliburton Co.#	7,500	203,400
	Nabors Industries, Ltd.*+#	3,300	68,970
	National Oilwell Varco, Inc.*	800	34,504
	Smith International, Inc.+#	2,500	71,750

			378,624
	Food & Staples Retailing – 1.92%
	Costco Wholesale Corp.+	800	45,168
	CVS Caremark Corp.+	6,900	246,606
	Kroger Co.#	3,800	78,432
	Safeway, Inc.#	8,700	171,564
	Wal-Mart Stores, Inc.	6,300	309,267
	Walgreen Co.	2,500	93,675

			944,712
	Food Products – 1.57%
	Archer-Daniels-Midland Co.	20,600	601,932
	General Mills, Inc.	1,200	77,256
	Kraft Foods, Inc., Class A+	3,400	89,318

			768,506

Quarterly Report  |  September 30, 2009 (Unaudited)

Bridgeway Balanced Fund

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Gas Utilities – 0.04%+
	Nicor, Inc.	600	$21,954
	Health Care Equipment & Supplies – 1.87%
	Baxter International, Inc.#	5,500	313,555
	Becton Dickinson & Co.#	3,420	238,545
	CR Bard, Inc.#	2,600	204,386
	Medtronic, Inc.	1,000	36,800
	St. Jude Medical, Inc.*	1,080	42,131
	Stryker Corp.+	1,860	84,500

			919,917
	Health Care Providers & Services – 1.42%
	Aetna, Inc.#	1,800	50,094
	Express Scripts, Inc.*+	1,900	147,402
	Laboratory Corp. of America Holdings*	800	52,560
	Medco Health Solutions, Inc.*+#	5,500	304,205
	Quest Diagnostics, Inc.	1,500	78,285
	UnitedHealth Group, Inc.	2,600	65,104

			697,650
	Hotels, Restaurants & Leisure – 0.21%+
	McDonald’s Corp.	1,800	102,726
	Household Products – 1.52%
	Clorox Co.+	1,130	66,467
	Colgate-Palmolive Co.#	4,400	335,632
	Kimberly-Clark Corp.	1,000	58,980
	Procter & Gamble Co.#	4,900	283,808

			744,887
	Independent Power Producers & Energy Traders – 0.43%+#
	AES Corp.*	14,100	208,962
	Industrial Conglomerates – 0.62%
	3M Co.+	2,800	206,640
	General Electric Co.#	6,000	98,520

			305,160
	Insurance – 2.28%
	Aflac, Inc.	800	34,192
	AON Corp.#	3,500	142,415
	Berkshire Hathaway, Inc., Class B*	120	398,760
	Chubb Corp.#	3,500	176,435
	Principal Financial Group, Inc.+#	2,000	54,780
	Progressive Corp.*#	5,520	91,521
	Travelers Cos., Inc.+#	4,500	221,535

			1,119,638
	Internet & Catalog Retail – 0.59%+#
	Amazon.com, Inc.*	3,100	289,416
	Internet Software & Services – 0.77%
	eBay, Inc.*	6,900	162,909
	Google, Inc., Class A*	400	198,340
	Yahoo!, Inc.*	1,000	17,810

			379,059
	IT Services – 0.48%
	Automatic Data Processing, Inc.#	3,700	145,410
	Paychex, Inc.+#	1,100	31,955
	Western Union Co.	3,000	56,760

			234,125
	Leisure Equipment & Products – 0.08%+
	Hasbro, Inc.	1,500	41,625
	Life Sciences Tools & Services – 0.11%
	Thermo Fisher Scientific, Inc.*	1,200	52,404
	Machinery – 0.69%+
	Danaher Corp.	1,500	100,980
	Eaton Corp.#	3,200	181,088
	Terex Corp.*#	2,700	55,971

			338,039
	Media – 1.40%
	Comcast Corp., Class A	10,950	184,945
	McGraw-Hill Cos., Inc.	2,000	50,280
	News Corp., Class A#	14,000	167,860
	Omnicom Group, Inc.+#	2,000	73,880
	Time Warner Cable, Inc.*+	1,331	57,353
	Time Warner, Inc.#	5,333	153,484

			687,802
	Metals & Mining – 0.17%
	Alcoa, Inc.	1,600	20,992
	United States Steel Corp.#	1,400	62,118

			83,110
	Multi-Utilities – 1.11%
	Dominion Resources, Inc.+#	5,620	193,890
	Public Service Enterprise Group, Inc.	5,100	160,344
	Sempra Energy#	3,800	189,278

			543,512
	Multiline Retail – 0.68%
	Big Lots, Inc.*	6,300	157,626
	Family Dollar Stores, Inc.	3,700	97,680
	Sears Holdings Corp.*+	1,200	78,372

			333,678
	Oil, Gas & Consumable Fuels – 5.03%
	Anadarko Petroleum Corp.#	5,300	332,469
	Apache Corp.	1,700	156,111
	Chesapeake Energy Corp.+#	4,400	124,960
	Chevron Corp.	6,578	463,288
	ConocoPhillips#	5,987	270,373
	El Paso Corp.+	5,000	51,600
	EOG Resources, Inc.+	1,500	125,265
	Exxon Mobil Corp.#	6,500	445,965
	Marathon Oil Corp.+#	2,900	92,510
	Occidental Petroleum Corp.#	1,800	141,120
	Peabody Energy Corp.+	1,200	44,664
	Spectra Energy Corp.	5,250	99,435
	Valero Energy Corp.+	1,700	32,963
	XTO Energy, Inc.+#	2,200	90,904

			2,471,627
	Paper & Forest Products – 0.20%#
	International Paper Co.	4,500	100,035
	Pharmaceuticals – 2.89%
	Allergan, Inc.#	4,500	255,420
	Bristol-Myers Squibb Co.#	22,100	497,692
	Merck & Co., Inc.+#	3,700	117,031

Bridgeway Balanced Fund

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Pharmaceuticals (continued)
	Mylan, Inc.*#	26,500	$424,265
	Pfizer, Inc.	7,600	125,780

			1,420,188

	Professional Services – 0.15%+#
	Equifax, Inc.	2,600	75,764

	Road & Rail – 0.96%
	CSX Corp.#	5,400	226,044
	Norfolk Southern Corp.	1,900	81,909
	Union Pacific Corp.#	2,800	163,380

			471,333

	Semiconductors & Semiconductor Equipment – 1.42%
	Applied Materials, Inc.#	10,700	143,380
	Broadcom Corp., Class A*+#	4,500	138,105
	Intel Corp.#	10,000	195,700
	NVIDIA Corp.*#	5,000	75,150
	Texas Instruments, Inc.+	6,070	143,798

			696,133

	Software – 2.16%
	Adobe Systems, Inc.*#	3,500	115,640
	BMC Software, Inc.*+#	3,920	147,118
	Citrix Systems, Inc.*+#	4,300	168,689
	Intuit, Inc.*#	5,600	159,600
	Microsoft Corp.#	4,400	113,916
	Novell, Inc.*	28,900	130,339
	Oracle Corp.	10,860	226,322

			1,061,624

	Specialty Retail – 1.27%
	Advance Auto Parts, Inc.#	5,000	196,400
	AutoZone, Inc.*+#	1,700	248,574
	Sherwin-Williams Co.	2,500	150,400
	Staples, Inc.+	1,250	29,025

			624,399

	Textiles, Apparel & Luxury Goods – 0.40%+#
	NIKE, Inc., Class B	3,000	194,100

	Trading Companies & Distributors – 0.09%+
	WW Grainger, Inc.	500	44,680

	Wireless Telecommunication Services – 0.29%#
	American Tower Corp., Class A*	2,500	91,000
	Sprint Nextel Corp.*+	12,800	50,560

			141,560

	TOTAL COMMON STOCKS – 49.41% (Cost $22,180,456)		24,259,165

Due Date	Discount Rate or Coupon Rate		Principal Amount	Value
CORPORATE NOTES – 4.10%+
Holding Companies-Diversified – 4.10%
Leucadia National Corp.
8/15/2013	7.750%		$2,000,000	2,010,000

TOTAL CORPORATE NOTES – 4.10% (Cost $2,045,748)				2,010,000

U.S. GOVERNMENT OBLIGATIONS – 45.70%
U.S. Treasury Bills – 30.54%
10/1/2009	0.191	%(a)	$2,000,000	$2,000,000
10/15/2009	0.180	%(a)	2,000,000	1,999,978
11/5/2009	0.331	%(a)	1,000,000	999,961
11/12/2009	0.185	%(a)	2,000,000	1,999,884
11/27/2009	0.160	%(a)	2,000,000	1,999,826
1/14/2010	0.270	%(a)	1,000,000	999,723
2/4/2010	0.275	%(a)	3,000,000	2,998,845
4/1/2010	0.190	%(a)	2,000,000	1,998,230

				14,996,447

U.S. Treasury Notes – 15.16%
10/15/2009	3.375%		300,000	300,363
11/15/2009	3.500%		200,000	200,820
11/30/2009	3.125%		300,000	301,453
12/31/2009	3.250%		200,000	201,516
2/15/2010	3.500%		300,000	303,703
4/15/2010	4.000%		300,000	306,059
10/15/2010	4.250%		500,000	519,805
4/30/2011	4.875%		2,000,000	2,131,016
8/31/2011	4.625%		300,000	321,199
4/30/2012	4.500%		300,000	325,031
7/15/2012+	1.500%		200,000	201,000
8/15/2012	1.750%		300,000	303,094
11/30/2012	3.375%		300,000	317,648
12/31/2012	3.625%		200,000	213,312
6/30/2013+	3.375%		500,000	529,258
7/31/2013	3.375%		500,000	529,610
11/15/2013	4.250%		200,000	218,422
2/15/2015	4.000%		200,000	215,500

				7,438,809

TOTAL U.S. GOVERNMENT OBLIGATIONS – 45.70% (Cost $22,084,406)				22,435,256

	Rate^		Shares	Value
MONEY MARKET FUNDS – 5.10%
BlackRock Liquidity Funds TempFund Portfolio #24	0.21%		853,954	853,954
BlackRock Temp Cash Liquidity Fund Institutional Shares #21	0.30%		1,650,819	1,650,819

TOTAL MONEY MARKET FUNDS – 5.10% (Cost $2,504,773)				2,504,773

TOTAL INVESTMENTS – 104.31% (Cost $48,815,383)				$51,209,194

Liabilities in Excess of Other Assets – (4.31)%				(2,114,772)

NET ASSETS – 100.00%				$49,094,422

+	This security or a portion of the security is out on loan at September 30, 2009. Total loaned securities had a market value of 8,513,517 at September 30, 2009.
#	Security subject to call option written by the Fund.
*	Non-Income Producing Security.
^	Rate disclosed is as of September 30, 2009.
(a)	Rate represents the effective yield at purchase.

Ltd – Limited

See Notes to Schedules of Investments.

Quarterly Report  |  September 30, 2009 (Unaudited)

Bridgeway Balanced Fund

SCHEDULE OF OPTIONS WRITTEN

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Company	Number of Contracts	Value
COVERED CALL OPTIONS WRITTEN – (0.60)%
Adobe Systems, Inc.
Expiring October, 2009 at $35.00	9	$(180)
Advance Auto Parts, Inc.
Expiring December, 2009 at $40.00	50	(11,250)
AES Corp.
Expiring November, 2009 at $12.50	30	(7,650)
Aetna, Inc.
Expiring October, 2009 at $30.00	13	(552)
AirTran Holdings, Inc.
Expiring October, 2009 at $7.50	125	(312)
Expiring January, 2010 at $7.50	10	(425)

		(737)

Allergan, Inc.
Expiring October, 2009 at $55.00	9	(2,363)
Amazon.com, Inc.
Expiring January, 2010 at $90.00	8	(8,380)
American Tower Corp.
Expiring January, 2010 at $40.00	7	(805)
Ameriprise Financial, Inc.
Expiring December, 2009 at $35.00	7	(2,660)
Anadarko Petroleum Corp.
Expiring November, 2009 at $55.00	15	(13,425)
AON Corp.
Expiring January, 2010 at $45.00	8	(640)
Apple, Inc.
Expiring October, 2009 at $180.00	7	(5,653)
Applied Materials, Inc.
Expiring October, 2009 at $15.00	26	(130)
AT&T, Inc.
Expiring January, 2010 at $27.00	40	(4,960)
Automatic Data Processing, Inc.
Expiring January, 2010 at $40.00	9	(1,395)
AutoZone, Inc.
Expiring December, 2009 at $155.00	5	(1,925)
Bank of New York Mellon Corp.
Expiring December, 2009 at $30.00	8	(1,280)
Baxter International, Inc.
Expiring January, 2010 at $60.00	15	(2,850)
BB&T Corp.
Expiring December, 2009 at $25.00	15	(5,025)
Becton Dickinson & Co.
Expiring December, 2009 at $75.00	8	(720)
BMC Software, Inc.
Expiring January, 2010 at $40.00	10	(1,450)
Bristol-Myers Squibb Co.
Expiring December, 2009 at $22.00	100	(12,950)
Broadcom Corp.
Expiring November, 2009 at $30.00	12	(2,940)
Charles Schwab Corp.
Expiring December, 2009 at $20.00	10	(850)
Chesapeake Energy Corp.
Expiring October, 2009 at $25.00	11	(3,960)
Chubb Corp.
Expiring October, 2009 at $50.00	9	(1,125)
Ciena Corp.
Expiring October, 2009 at $12.50	25	(9,500)
Citrix Systems, Inc.
Expiring December, 2009 at $40.00	12	(2,760)
Colgate-Palmolive Co.
Expiring January, 2009 at $80.00	10	(1,700)
ConocoPhillips
Expiring November, 2009 at $48.00	15	(1,140)
CR Bard, Inc.
Expiring October, 2009 at $80.00	8	(540)
CSX Corp.
Expiring November, 2009 at $45.00	12	(1,800)
Dominion Resources, Inc.
Expiring January, 2010 at $35.00	30	(3,525)
Eaton Corp.
Expiring October, 2009 at $50.00	7	(4,690)
Emerson Electric Co.
Expiring December, 2009 at $35.00	8	(4,480)
Equifax, Inc.
Expiring January, 2010 at $30.00	15	(1,800)
Exxon Mobil Corp.
Expiring October, 2009 at $70.00	15	(967)
FedEx Corp.
Expiring October, 2009 at $70.00	6	(3,450)
FLIR Systems, Inc.
Expiring October, 2009 at $22.50	35	(19,075)
General Electric Co.
Expiring January, 2010 at $16.00	15	(2,543)
Genzyme Corp.
Expiring October, 2009 at $55.00	8	(2,060)
Expiring October, 2009 at $57.50	6	(690)

		(2,750)

Gilead Sciences, Inc.
Expiring November, 2009 at $50.00	10	(850)
Halliburton Co.
Expiring October, 2009 at $22.50	20	(9,400)
Hewlett-Packard Co.
Expiring November, 2009 at $47.50	20	(3,200)
Intel Corp.
Expiring January, 2010 at $21.00	12	(888)
International Paper Co.
Expiring January, 2010 at $25.00	15	(1,875)
Intuit, Inc.
Expiring January, 2010 at $30.00	15	(1,425)
JPMorgan Chase & Co.
Expiring December, 2009 at $45.00	15	(3,960)
Juniper Networks, Inc.
Expiring January, 2010 at $27.00	7	(1,715)
KeyCorp.
Expiring December, 2009 at $7.00	50	(2,875)
Kroger Co.
Expiring January, 2010 at $22.50	10	(475)
Lexmark International, Inc.
Expiring October, 2009 at $17.50	15	(6,150)
Marathon Oil Corp.
Expiring January, 2010 at $35.00	10	(1,150)
Marshall & Ilsley Corp.
Expiring December, 2009 at $7.50	20	(2,700)
Medco Health Solutions, Inc.
Expiring October, 2009 at $50.00	15	(8,100)
Merck & Co., Inc.
Expiring January, 2010 at $32.50	9	(1,418)
Microsoft Corp.
Expiring October, 2009 at $24.00	20	(3,770)
Monsanto Co.
Expiring October, 2009 at $85.00	30	(825)
Morgan Stanley
Expiring October, 2009 at $30.00	10	(1,600)
Mylan, Inc.
Expiring October, 2009 at $15.00	60	(6,600)

Quarterly Report  |  September 30, 2009 (Unaudited)

Bridgeway Balanced Fund

SCHEDULE OF OPTIONS WRITTEN (continued)

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Company	Number of Contracts	Value
Covered Call Options Written (continued)
Nabors Industries, Ltd.
Expiring December, 2009 at $20.00	10	$(2,450)
News Corp.
Expiring October, 2009 at $10.00	35	(7,000)
Expiring January, 2010 at $12.50	35	(3,150)

		(10,150)

NIKE, Inc.
Expiring January, 2010 at $60.00	20	(13,200)
Northrop Grumman Corp.
Expiring November, 2009 at $50.00	6	(1,950)
NVIDIA Corp.
Expiring January, 2010 at $17.50	15	(900)
Occidental Petroleum Corp.
Expiring October, 2009 at $75.00	5	(2,150)
Omnicom Group, Inc.
Expiring October, 2009 at $35.00	6	(1,320)
Paychex, Inc.
Expiring December, 2009 at $27.50	6	(1,350)
PepsiCo., Inc.
Expiring January, 2010 at $60.00	5	(950)
Pitney Bowes, Inc.
Expiring January, 2010 at $22.50	8	(2,380)
Potash Corp. of Saskatchewan, Inc.
Expiring October, 2009 at $100.00	30	(1,650)
Principal Financial Group, Inc.
Expiring December, 2009 at $50.00	5	(412)
Expiring January, 2010 at $30.00	6	(1,380)

		(1,792)

Procter & Gamble Co.
Expiring October, 2009 at $55.00	20	(6,050)
Progress Energy, Inc.
Expiring October, 2009 at $40.00	8	(100)
Progressive Corp.
Expiring November, 2009 at $15.00	15	(2,850)
Safeway, Inc.
Expiring December, 2009 at $20.00	40	(3,600)
Sempra Energy
Expiring October, 2009 at $50.00	10	(775)
Smith International, Inc.
Expiring October, 2009 at $27.50	12	(2,340)
Sprint Nextel Corp.
Expiring November, 2009 at $5.00	40	(700)
State Street Corp.
Expiring October, 2009 at $55.00	15	(1,425)
Terex Corp.
Expiring October, 2009 at $12.50	7	(5,775)
Time Warner, Inc.
Expiring January, 2010 at $30.00	15	(2,250)
Travelers Cos., Inc.
Expiring January, 2010 at $55.00	10	(975)
Union Pacific Corp.
Expiring November, 2009 at $65.00	7	(595)
United States Steel Corp.
Expiring October, 2009 at $45.00	6	(1,050)
Verizon Communications, Inc.
Expiring October, 2009 at $30.00	25	(1,262)
Expiring October, 2009 at $32.50	20	(90)

		(1,352)

Wells Fargo & Co.
Expiring October, 2009 at $27.00	20	(3,250)
Expiring January, 2010 at $30.00	20	(3,600)
		(6,850)

XTO Energy, Inc.
Expiring November, 2009 at $40.00	6	(1,890)

TOTAL COVERED CALL OPTIONS WRITTEN (Premiums received $(229,447))		(294,370)

PUT OPTIONS WRITTEN – (0.73)%
AirTran Holdings, Inc.
Expiring October, 2009 at $5.00	449	(1,123)
Expiring October, 2009 at $7.50	200	(26,000)

		(27,123)

American Superconductor Corp.
Expiring October, 2009 at $30.00	160	(8,000)
Baxter International, Inc.
Expiring January, 2009 at $55.00	85	(21,250)
Chevron Corp.
Expiring December, 2009 at $70.00	75	(26,250)
Coca-Cola Enterprises, Inc.
Expiring October, 2009 at $20.00	100	(750)
Expiring November, 2009 at $17.50	160	(1,600)

		(2,350)

Comcast Corp.
Expiring October, 2009 at $12.50	250	(625)
ConocoPhillips
Expiring November, 2009 at $42.00	50	(5,300)
Expiring November, 2009 at $40.00	60	(3,660)

		(8,960)

Equinix, Inc.
Expiring December, 2009 at $85.00	80	(30,800)
Exxon Mobil Corp.
Expiring October, 2009 at $70.00	65	(13,715)
General Mills, Inc.
Expiring January, 2010 at $55.00	100	(5,000)
Green Mountain Cofee Roasters, Inc.
Expiring October, 2009 at $55.00	50	(500)
Expiring December, 2009 at $60.00	80	(21,000)

		(21,500)

International Business Machines Corp.
Expiring October, 2009 at $110.00	45	(2,138)
Jo-Ann Stores, Inc.
Expiring October, 2009 at $25.00	150	(5,250)
Life Technologies, Inc.
Expiring November, 2009 at $40.00	20	(1,300)
Expiring November, 2009 at $45.00	150	(28,125)

		(29,425)

Lockheed Martin Corp.
Expiring December, 2009 at $75.00	65	(19,825)
McDonald’s Corp.
Expiring December, 2009 at $55.00	85	(12,750)
Medicis Pharmaceuticial Corp.
Expiring October, 2009 at $20.00	10	(300)
NBTY, Inc.
Expiring December, 2009 at $35.00	48	(6,480)
NewMarket Corp.
Expiring December, 2009 at $90.00	65	(41,600)

Bridgeway Balanced Fund

SCHEDULE OF OPTIONS WRITTEN (continued)

Showing percentage of net assets as of September 30, 2009 (Unaudited)

Company	Number of Contracts	Value
Put Options Written (continued)
Northrop Grumman Corp.
Expiring November, 2009 at $45.00	100	$(4,000)
Potash Corp. of Saskatchewan, Inc.
Expiring December, 2009 at $90.00	25	(17,875)
priceline.com, Inc.
Expiring October, 2009 at $135.00	35	(787)
Procter & Gamble Co.
Expiring October, 2009 at $50.00	90	(225)
Raytheon Co.
Expiring November, 2009 at $45.00	100	(8,500)
Tech Data Corp.
Expiring December, 2009 at $40.00	60	(11,850)
The PEP Boys-Manny Moe & Jack
Expiring October, 2009 at $10.00	480	(30,000)
Valeant Pharmaceuticals International
Expiring October, 2009 at $25.00	75	(750)
Expiring December, 2009 at $25.00	25	(2,250)

		(3,000)

TOTAL PUT OPTIONS WRITTEN (Premiums received $(607,750))		$(359,578)

TOTAL OPTIONS WRITTEN (Premiums received $(837,197))		$(653,948)

See Notes to Schedules of Investments.

Quarterly Report  |  September 30, 2009 (Unaudited)

BRIDGEWAY FUNDS, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

1.	Organization

Bridgeway Funds, Inc. (“Bridgeway”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, which currently has 11 investment funds (collectively, the “Funds”): Aggressive Investors 1, Aggressive Investors 2, Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Large-Cap Value, Blue Chip 35 Index, and Balanced Funds.

Bridgeway is authorized to issue 1,000,000,000 shares of common stock at $0.001 per share. 15,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares each have been classified into the Aggressive Investors 2 and Blue Chip 35 Index Funds. 5,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares have been classified in the Ultra-Small Company Market Fund. 10,000,000 shares have been classified in the Micro-Cap Limited Fund. 100,000,000 shares each have been classified into the Small-Cap Growth, Small-Cap Value, Large-Cap Growth, and Large-Cap Value Funds. 50,000,000 shares have been classified into the Balanced Fund. All shares outstanding currently represent Class N shares.

The Aggressive Investors 1 Fund is closed to new investors. The Ultra-Small Company Fund is open to existing investors (direct only).

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 and 2 Funds seek to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more).

The Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Growth, Small-Cap Value, and Large-Cap Growth Funds seek to provide a long-term total return of capital, primarily through capital appreciation.

The Blue Chip 35 Index and Large-Cap Value Funds seek to provide long-term total return of capital, primarily through capital appreciation but also some income.

The Balanced Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2.	Significant Accounting Policies

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America.

Securities, Options, Futures and Other Investments Valuation

Other than options, portfolio securities that are principally traded on a national securities exchange are valued at their last sale price on the principal exchange on which they are traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business. Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange or NOCP in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Short-term fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Options are valued at the average of the best bid and best asked quotations. Other investments for which no sales are reported are valued at the latest bid price in accordance with the pricing policy established by the Board of Directors.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share.

BRIDGEWAY FUNDS, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued securities for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

	LEVEL 1—Quoted Prices			LEVEL 2— Other Significant Observable Inputs			Total**
Bridgeway Fund	Investment Securities		Other Financial Instruments*	Investment Securities		Other Financial Instruments*	Investment Securities	Other Financial Instruments*
	Common Stocks	Exchange Traded Funds		Money Market Funds	Debt Securities
Aggressive Investors 1	$121,336,794	$—	$(38,500)	$—	$—	$24,462	$121,336,794	$(14,038)
Aggressive Investors 2	401,537,307	—	(173,250)	760,503	—	—	402,297,810	(173,250)
Ultra-Small Company	83,509,762	—	—	1,737,848	—	—	85,247,610	—
Ultra-Small Company Market	341,606,764	8,288,700	—	1,339,015	—	—	351,234,479	—
Micro-Cap Limited	28,047,622	—	—	66,825	—	—	28,114,447	—
Small-Cap Growth	69,465,582	—	—	—	—	5,258	69,465,582	5,258
Small-Cap Value	146,771,822	—	—	—	—	—	146,771,822	—
Large-Cap Growth	73,978,726	—	—	112,399	—	—	74,091,125	—
Large-Cap Value	30,063,434	—	—	391,461	—	—	30,454,895	—
Blue Chip 35 Index	203,876,138	—	—	—	—	—	203,876,138	—
Balanced	24,259,165	—	(653,948)	2,504,773	24,445,256	—	51,209,194	(653,948)

*	Other financial instruments are derivative instruments not reflected in the schedules of investments, such as futures, forwards, options written, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	At September 30, 2009, there were no Level 3 securities.

Further details on the major security types listed above can be found in the Schedules of Investments.

Securities Lending

Upon lending its securities to third parties, each Fund receives compensation in the form of fees. The Fund also continues to receive dividends on the securities loaned. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

BRIDGEWAY FUNDS, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

As of September 30, 2009, the Funds had securities on loan and related collateral with values shown below:

Bridgeway Fund	Securities on Loan Value	Value of Securities Received as Collateral
Aggressive Investors 1	$36,005,348	$37,315,957
Aggressive Investors 2	$99,394,259	$103,066,795
Ultra-Small Company	$8,404,433	$9,170,224
Ultra-Small Company Market	$41,871,722	$46,056,909
Micro-Cap Limited	$3,920,012	$4,121,068
Small-Cap Growth	$21,359,082	$22,358,780
Small-Cap Value	$24,907,059	$26,499,140
Large-Cap Growth	$15,228,898	$15,714,711
Large-Cap Value	$10,235,908	$10,648,939
Balanced	$8,513,517	$8,798,657

It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of September 30, 2009 the collateral consisted of overnight commercial paper, institutional money market funds and a time deposit.

Risks and Uncertainties

The Funds provide for various investment options, including stocks and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Expenses, Gains and Losses and Allocations

Fund expenses that are not series specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly related to the Balanced Fund, discounts and premiums are accreted/amortized on the effective interest method.

BRIDGEWAY FUNDS, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

Futures Contracts

The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract a Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. The Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of September 30, 2009, the Funds had no open futures contracts.

Options

The Aggressive Investors 1 Fund and Aggressive Investors 2 Fund may buy and sell calls and puts to increase or decrease each Fund’s exposure to stock market risk or for purposes of diversification of risk. The Balanced Fund may buy and sell calls and puts to reduce the fund’s volatility and provide some cash flow. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund’s Schedule of Investments as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that the Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

Covered Call Options and Secured Puts

The Aggressive Investors 1, Aggressive Investors 2, and Balanced Funds may write call options on a covered basis, that is, the Fund will own the underlying security, or the Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income, through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes. As of September 30, 2009 the Aggressive Investors 1, Aggressive Investors 2, and Balanced Funds had outstanding written options as summarized below.

A summary of the options transactions written by each of the Funds is as follows:

	Aggressive Investors 1 Fund Written Call Options		Aggressive Investors 2 Fund Written Call Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, June 30, 2009	—	$—	200	$128,842
Positions Opened	200	155,689	900	700,600
Exercised	—	—	—	—
Expired	—	—	(200)	(128,842)
Closed	(100)	(77,418)	(450)	(348,381)
Outstanding, September 30, 2009	100	$78,271	450	$352,219
Market Value, September 30, 2009		$38,500		$173,250

	Balanced Fund Written Call Options		Balanced Fund Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, June 30, 2009	2,567	$392,545	3,420	$527,678
Positions Opened	1,772	245,225	4,762	818,016
Exercised	(1,093)	(166,657)	(80)	(21,146)
Expired	(1,067)	(130,558)	(4,105)	(635,981)
Closed	(525)	(111,108)	(405)	(80,817)
Outstanding, September 30, 2009	1,654	$229,447	3,592	$607,750
Market Value, September 30, 2009		$294,370		$359,578

BRIDGEWAY FUNDS, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

Swaps

Each Fund may enter into total return swaps. Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specified rate. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash monthly.

The fee paid by a Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. A Fund may use its own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on a Fund’s overall return) by replacing it with the impact of market exposure based upon the Fund’s own investment holdings. The following total return swaps were open as of September 30, 2009:

Portfolio	Swap Counterparty	Notional Principal	Maturity Date	Net Unrealized Gain\(Loss)
Aggressive Investors 1	ReFlow Management Co.	$3,157,097	October 1, 2009	$24,462

Small Cap Value	ReFlow Management Co.	$229,694	October 1, 2009	$—

3.	Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code applicable to registered investment companies and distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis)

The amount of net unrealized appreciation/depreciation and the cost of investments in securities for tax purposes, including short-term securities at September 30, 2009 were are follows:

Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Bridgeway Aggressive Investors 1 Fund
	Gross appreciation	$17,170,589
	Gross depreciation	$(1,426,386)
	Net unrealized appreciation	$15,744,203
	Cost of investments	$105,592,591

Bridgeway Aggressive Investors 2 Fund
	Gross appreciation	$57,197,593
	Gross depreciation	$(8,604,189)
	Net unrealized appreciation	$48,593,404
	Cost of investments	$353,704,406

Bridgeway Ultra-Small Company Fund
	Gross appreciation	$21,614,875
	Gross depreciation	$(3,253,879)
	Net unrealized appreciation	$18,360,996
	Cost of investments	$66,886,614

Bridgeway Ultra-Small Company Market Fund
	Gross appreciation	$96,723,979
	Gross depreciation	$(35,968,184)
	Net unrealized appreciation	$60,755,795
	Cost of investments	$290,478,684

Bridgeway Micro-Cap Limited Fund
	Gross appreciation	$5,973,443
	Gross depreciation	$(770,554)
	Net unrealized appreciation	$5,202,889
	Cost of investments	$22,911,558

Bridgeway Small-Cap Growth Fund
	Gross appreciation	$15,558,959
	Gross depreciation	$(671,076)
	Net unrealized appreciation	$14,887,883
	Cost of investments	$54,577,699

Bridgeway Small-Cap Value Fund
	Gross appreciation	$28,770,927
	Gross depreciation	$(5,637,920)
	Net unrealized appreciation	$23,133,007
	Cost of investments	$123,638,815

Bridgeway Large-Cap Growth Fund
	Gross appreciation	$9,327,157
	Gross depreciation	$(4,833,271)
	Net unrealized appreciation	$4,493,886
	Cost of investments	$69,597,239

Bridgeway Large-Cap Value Fund
	Gross appreciation	$5,627,254
	Gross depreciation	$(618,831)
	Net unrealized appreciation	$5,008,423
	Cost of investments	$25,446,472

Bridgeway Blue Chip 35 Index Fund
	Gross appreciation	$22,240,222
	Gross depreciation	$(8,631,775)
	Net unrealized appreciation	$13,608,447
	Cost of investments	$190,267,691

Bridgeway Balanced Fund	Gross appreciation	$5,152,178
	Gross depreciation	$(2,818,719)
	Net unrealized appreciation	$2,333,459
	Cost of investments	$48,875,735

4.	Subsequent Events

Management has evaluated subsequent events through November 20, 2009, the date of this filing.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant BRIDGEWAY FUNDS, INC.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy
President and Principal Executive Officer

Date	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy
President and Principal Executive Officer

Date	November 19, 2009

By (Signature and Title)*	/s/ Linda Giuffre
Linda Giuffre
Treasurer and Principal Financial Officer

Date	November 19, 2009